Quarterly Holdings Report
for
Fidelity® International Bond Index Fund
September 30, 2023
IBI-NPRT3-1123
1.9896130.103
Nonconvertible Bonds - 25.8%
		Principal Amount (a)	Value ($)
Australia - 0.8%
Amcor UK Finance PLC 1.125% 6/23/27	EUR	1,384,000	1,296,060
APT Pipelines Ltd. 2% 7/15/30 (Reg. S)	EUR	110,000	97,058
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (b)	EUR	100,000	91,981
Australia & New Zealand Banking Group Ltd.:
1.55% 8/29/24 (Reg. S)	AUD	870,000	543,549
5.906% 8/12/32 (b)	AUD	330,000	210,748
Commonwealth Bank of Australia 0.125% 10/15/29 (Reg. S)	EUR	120,000	101,915
National Australia Bank Ltd.:
2.125% 5/24/28 (Reg. S)	EUR	160,000	156,470
2.347% 8/30/29	EUR	130,000	126,596
6.163% 3/9/33 (b)	AUD	120,000	76,899
New South Wales Treasury Corp.:
1.25% 3/20/25 (Reg. S)	AUD	803,000	493,356
2% 3/20/31	AUD	1,106,000	587,932
3% 4/20/29 (Reg. S)	AUD	860,000	512,935
Western Australia Treasury Corp. 3% 10/21/26	AUD	1,842,000	1,140,637
TOTAL AUSTRALIA			5,436,136
Austria - 0.2%
Autobahn Schnell AG 0.1% 7/16/35 (Reg. S)	EUR	710,000	506,860
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 0.1% 5/12/31	EUR	300,000	242,076
Erste Group Bank AG 0.25% 9/14/29 (Reg. S)	EUR	100,000	83,540
Oesterreichische Kontrollbank AG 0.5% 12/15/25 (Reg. S)	GBP	152,000	167,521
OMV AG 2.375% 4/9/32 (Reg. S)	EUR	76,000	71,295
Raiffeisen International Bank-Holding AG 1.5% 3/12/30 (Reg. S) (b)	EUR	100,000	91,934
TOTAL AUSTRIA			1,163,226
Belgium - 0.1%
Anheuser-Busch InBev SA NV:
1.5% 4/18/30 (Reg. S)	EUR	49,000	45,013
2% 3/17/28 (Reg. S)	EUR	32,000	31,487
2.25% 5/24/29 (Reg. S)	GBP	53,000	56,217
2.85% 5/25/37 (Reg. S)	GBP	200,000	183,166
3.7% 4/2/40 (Reg. S)	EUR	131,000	125,366
Belfius Bank SA/NV 0% 8/28/26 (Reg. S)	EUR	100,000	94,198
Fluvius System Operator CVBA 0.25% 6/14/28 (Reg. S)	EUR	100,000	89,099
KBC Group NV:
0.125% 1/14/29 (Reg. S) (b)	EUR	100,000	88,327
0.5% 12/3/29 (b)	EUR	100,000	99,183
4.375% 4/19/30 (Reg. S) (b)	EUR	100,000	104,136
TOTAL BELGIUM			916,192
Canada - 2.3%
407 International, Inc.:
2.84% 3/7/50	CAD	73,000	34,748
3.65% 9/8/44	CAD	295,000	169,943
Altalink LP 3.717% 12/3/46	CAD	338,000	195,820
Bank of Montreal 3.19% 3/1/28	CAD	65,000	43,769
Bank of Nova Scotia:
0.01% 1/14/27 (Reg. S)	EUR	500,000	466,823
0.25% 1/11/24 (Reg. S)	EUR	797,000	834,097
3.1% 2/2/28	CAD	85,000	57,169
5.5% 12/29/25	CAD	840,000	614,145
Bell Canada 4.45% 2/27/47	CAD	40,000	23,484
Canada Housing Trust No. 1:
1.6% 12/15/31 (c)	CAD	320,000	189,130
1.9% 9/15/26 (c)	CAD	480,000	325,962
Canadian Imperial Bank of Commerce:
0.01% 4/30/29 (Reg. S)	EUR	3,019,000	2,599,439
1.7% 7/15/26	CAD	498,000	329,738
Canadian National Railway Co. 3.6% 8/1/47	CAD	229,000	128,085
Choice Properties REIT 4.178% 3/8/28	CAD	128,000	87,617
CI Financial Corp. 3.759% 5/26/25	CAD	513,000	360,872
CPPIB Capital, Inc.:
1.25% 12/7/27 (Reg. S)	GBP	544,000	571,093
3% 6/15/28	CAD	1,310,000	896,703
CU, Inc. 3.548% 11/22/47	CAD	280,000	154,091
Enbridge Gas, Inc. 3.65% 4/1/50	CAD	290,000	154,609
Enbridge Pipelines, Inc. 4.13% 8/9/46	CAD	406,000	224,834
EPCOR Utilities, Inc. 3.554% 11/27/47	CAD	571,000	314,589
Fairfax Financial Holdings Ltd. 4.7% 12/16/26	CAD	234,000	164,723
Greater Toronto Airports Authority 2.75% 10/17/39	CAD	516,000	276,070
Hydro One, Inc.:
1.69% 1/16/31	CAD	417,000	242,773
3.02% 4/5/29	CAD	30,000	19,976
Hydro-Quebec:
4% 2/15/55	CAD	220,000	141,493
4% 2/15/63	CAD	500,000	319,897
5% 2/15/50	CAD	50,000	37,765
Inter Pipeline Ltd. 4.232% 6/1/27	CAD	1,526,000	1,053,948
Keyera Corp. 3.959% 5/29/30	CAD	761,000	497,344
North West Redwater Partnership/NWR Financing Co. Ltd. 4.35% 1/10/39	CAD	591,000	376,521
Nova Scotia Province 3.45% 6/1/45	CAD	150,000	87,086
Ontario Power Generation, Inc.:
2.893% 4/8/25	CAD	390,000	275,787
3.215% 4/8/30	CAD	100,000	65,160
4.248% 1/18/49	CAD	50,000	30,655
Ontario Teachers' Finance Trust 0.95% 11/24/51 (Reg. S)	EUR	110,000	55,468
Pembina Pipeline Corp. 4.74% 1/21/47	CAD	402,000	235,775
Rogers Communications, Inc. 2.9% 12/9/30	CAD	968,000	580,643
Royal Bank of Canada:
0.25% 1/29/24 (Reg. S)	EUR	779,000	813,965
0.625% 9/10/25 (Reg. S)	EUR	756,000	751,156
2.609% 11/1/24	CAD	102,000	72,602
Saskatchewan Province 3.3% 6/2/48	CAD	150,000	84,969
TELUS Corp. 3.95% 2/16/50	CAD	33,000	17,152
The Toronto-Dominion Bank:
1.707% 7/28/25 (Reg. S)	EUR	360,000	365,729
1.943% 3/13/25	CAD	252,000	175,436
2.496% 12/2/24	CAD	60,000	42,533
3.631% 12/13/29 (Reg. S)	EUR	320,000	323,303
Toronto Hydro Corp. 2.43% 12/11/29	CAD	80,000	50,762
TransCanada PipeLines Ltd.:
3% 9/18/29	CAD	30,000	18,998
4.18% 7/3/48	CAD	33,000	17,768
4.35% 6/6/46	CAD	456,000	254,299
TOTAL CANADA			16,226,516
China - 3.1%
Agricultural Development Bank of China:
2.99% 8/11/26	CNY	31,790,000	4,410,364
3.52% 5/24/31	CNY	38,250,000	5,478,358
Export-Import Bank of China:
3.22% 5/14/26	CNY	50,670,000	7,064,599
3.38% 7/16/31	CNY	31,320,000	4,449,235
TOTAL CHINA			21,402,556
Czech Republic - 0.0%
CPI Property Group SA 2.75% 5/12/26 (Reg. S)	EUR	153,000	134,242
Denmark - 0.2%
Danske Bank A/S:
0.01% 11/10/24 (Reg. S) (b)	EUR	521,000	548,345
0.5% 8/27/25 (Reg. S) (b)	EUR	140,000	142,744
2.5% 6/21/29 (Reg. S) (b)	EUR	126,000	130,435
4% 1/12/27 (Reg. S) (b)	EUR	210,000	219,801
Nykredit Realkredit A/S 0.5% 7/10/25 (Reg. S)	EUR	144,000	142,309
ORSTED A/S:
2.125% 5/17/27 (Reg. S)	GBP	104,000	112,977
2.5% 5/16/33 (Reg. S)	GBP	104,000	94,278
5.125% 9/13/34 (Reg. S)	GBP	290,000	324,440
TOTAL DENMARK			1,715,329
Finland - 0.2%
Nordea Bank Abp:
0.5% 3/19/31 (Reg. S)	EUR	120,000	98,659
1% 6/27/29 (Reg. S) (b)	EUR	135,000	137,842
2.5% 5/23/29 (Reg. S)	EUR	144,000	138,906
Nordea Mortgage Bank PLC:
1% 11/5/24 (Reg. S)	EUR	180,000	184,256
2.5% 9/14/32 (Reg. S)	EUR	110,000	106,430
OP Mortgage Bank PLC:
0.01% 11/19/30 (Reg. S)	EUR	180,000	147,399
1% 11/28/24 (Reg. S)	EUR	170,000	173,649
Pohjola Bank PLC:
0.1% 11/16/27 (Reg. S)	EUR	130,000	116,968
1.375% 9/4/26 (Reg. S)	GBP	160,000	170,300
TOTAL FINLAND			1,274,409
France - 3.7%
Action Logement Services 0.375% 10/5/31 (Reg. S)	EUR	600,000	493,226
Aeroports de Paris SA 2.125% 10/2/26 (Reg. S)	EUR	500,000	503,268
Airbus Group NV 2.375% 6/9/40 (Reg. S)	EUR	166,000	130,613
Arkea Public Sector SCF SA 0.875% 3/31/28 (Reg. S)	EUR	200,000	187,586
Autoroutes du Sud de la France 2.75% 9/2/32 (Reg. S)	EUR	300,000	285,948
AXA SA:
1.875% 7/10/42 (Reg. S) (b)	EUR	153,000	120,513
3.375% 7/6/47 (Reg. S) (b)	EUR	100,000	99,644
Banque Federative du Credit Mutuel SA:
0.625% 11/19/27 (Reg. S)	EUR	100,000	90,698
0.875% 12/7/27 (Reg. S)	GBP	600,000	601,515
1% 7/16/26 (Reg. S)	GBP	100,000	107,199
1.125% 11/19/31 (Reg. S)	EUR	100,000	76,840
1.25% 5/26/27 (Reg. S)	EUR	100,000	95,380
1.25% 6/3/30 (Reg. S)	EUR	100,000	85,330
2.5% 5/25/28 (Reg. S)	EUR	300,000	287,362
2.625% 11/6/29 (Reg. S)	EUR	100,000	94,551
4.375% 5/2/30 (Reg. S)	EUR	100,000	103,927
BNP Paribas SA:
0.625% 12/3/32 (Reg. S)	EUR	100,000	75,076
0.875% 7/11/30 (Reg. S) (b)	EUR	100,000	85,222
1.25% 7/13/31 (Reg. S)	GBP	100,000	86,090
1.625% 7/2/31 (Reg. S)	EUR	100,000	82,260
1.875% 12/14/27 (Reg. S)	GBP	200,000	206,201
2% 5/24/31 (Reg. S) (b)	GBP	200,000	212,468
2% 9/13/36 (Reg. S)	GBP	100,000	78,218
2.5% 3/31/32 (Reg. S) (b)	EUR	100,000	95,085
2.538% 7/13/29 (b)	CAD	250,000	154,971
3.375% 1/23/26 (Reg. S)	GBP	550,000	631,530
Bouygues SA:
0.5% 2/11/30 (Reg. S)	EUR	100,000	85,256
2.25% 6/29/29 (Reg. S)	EUR	100,000	96,293
BPCE SA:
0.25% 1/15/26 (Reg. S)	EUR	100,000	96,726
0.25% 1/14/31 (Reg. S)	EUR	200,000	159,239
0.625% 9/26/24 (Reg. S)	EUR	500,000	510,683
1% 1/14/32 (Reg. S)	EUR	200,000	160,330
1.625% 1/31/28 (Reg. S)	EUR	100,000	94,286
2.25% 3/2/32 (Reg. S) (b)	EUR	100,000	94,489
2.5% 11/30/32 (Reg. S) (b)	GBP	100,000	100,616
BPCE SFH:
0.01% 10/16/28 (Reg. S)	EUR	500,000	441,023
3.375% 6/27/33 (Reg. S)	EUR	400,000	409,865
Caisse d'Amort de la Dette Sociale:
0% 2/25/28 (Reg. S)	EUR	600,000	546,614
0% 11/25/30 (Reg. S)	EUR	900,000	745,809
0% 5/25/31 (Reg. S)	EUR	300,000	244,139
1.75% 11/25/27 (Reg. S)	EUR	500,000	494,715
Caisse Francaise de Finance:
0.125% 6/30/31 (Reg. S)	EUR	1,200,000	970,401
0.125% 2/15/36 (Reg. S)	EUR	900,000	608,691
Carrefour Banque SA 0.107% 6/14/25 (Reg. S)	EUR	500,000	492,767
CNP Assurances 2.5% 6/30/51 (Reg. S) (b)	EUR	100,000	83,996
Compagnie Financiere du Credit Mutuel:
0.875% 10/25/31 (Reg. S)	EUR	100,000	79,955
1.875% 10/25/29 (b)	EUR	100,000	101,417
Credit Agricole Assurances SA 1.5% 10/6/31 (Reg. S)	EUR	100,000	78,141
Credit Agricole Home Loan SFH:
0.05% 12/6/29 (Reg. S)	EUR	200,000	170,025
1.5% 9/28/38	EUR	300,000	232,347
Credit Agricole SA:
0.375% 4/20/28 (Reg. S)	EUR	100,000	88,695
1% 9/18/25 (Reg. S)	EUR	200,000	199,954
1.125% 7/12/32 (Reg. S)	EUR	300,000	241,965
1.625% 6/5/30 (Reg. S) (b)	EUR	100,000	99,436
1.874% 12/9/31 (b)	GBP	200,000	207,835
2.625% 3/17/27 (Reg. S)	EUR	107,000	105,350
3.875% 11/28/34 (Reg. S)	EUR	100,000	100,489
4.875% 10/23/29 (Reg. S)	GBP	100,000	116,074
Credit Commercial de France:
0.1% 9/3/27 (Reg. S)	EUR	200,000	182,475
1.375% 9/4/28 (Reg. S)	EUR	300,000	282,377
CTE Co. 1.5% 7/29/28 (Reg.S)	EUR	100,000	93,887
Dexia Credit Local SA:
0.625% 2/3/24 (Reg. S)	EUR	100,000	104,522
0.625% 1/17/26 (Reg. S)	EUR	500,000	493,382
Electricite de France SA:
1% 11/29/33 (Reg. S)	EUR	100,000	75,610
2% 12/9/49 (Reg. S)	EUR	400,000	229,681
Engie SA 5.625% 4/3/53 (Reg. S)	GBP	100,000	112,059
Gecina SA 1.375% 1/26/28 (Reg. S)	EUR	200,000	189,685
ICADE 1.625% 2/28/28 (Reg. S)	EUR	100,000	93,946
Klepierre SA 0.875% 2/17/31 (Reg. S)	EUR	100,000	80,782
La Banque Postale:
1% 2/9/28 (Reg. S) (b)	EUR	100,000	93,806
5.625% 9/21/28 (Reg. S) (b)	GBP	100,000	117,235
La Mondiale 0.75% 4/20/26 (Reg. S)	EUR	100,000	96,187
La Poste 1.375% 4/21/32 (Reg. S)	EUR	400,000	341,253
MACIF 0.625% 6/21/27 (Reg. S)	EUR	100,000	91,308
Orange SA:
0.75% 6/29/34 (Reg. S)	EUR	500,000	380,123
8.125% 1/28/33	EUR	70,000	96,617
Oseo SA:
0.125% 11/25/23 (Reg. S)	EUR	100,000	105,081
0.125% 3/25/25 (Reg. S)	EUR	200,000	200,450
0.25% 3/29/30 (Reg. S)	EUR	100,000	85,694
0.625% 5/25/26 (Reg. S)	EUR	200,000	196,028
0.75% 11/25/24	EUR	200,000	204,140
2.125% 11/29/27 (Reg. S)	EUR	200,000	200,159
3% 9/10/26 (Reg. S)	EUR	500,000	520,773
RCI Banque SA 1.625% 5/26/26 (Reg. S)	EUR	37,000	36,381
Reseau Ferre de France:
0.875% 1/22/29 (Reg. S)	EUR	300,000	276,180
1.125% 5/19/27 (Reg. S)	EUR	1,100,000	1,070,984
RTE EdF Transport SA:
0% 9/9/27 (Reg. S)	EUR	100,000	91,324
0.625% 7/8/32 (Reg. S)	EUR	200,000	161,740
Societe Des Autoroutes Paris-Rhin-Rhone 1.875% 1/6/31 (Reg. S)	EUR	200,000	185,263
Societe du Grand Paris EPIC:
0% 11/25/30 (Reg. S)	EUR	200,000	163,974
1.7% 5/25/50 (Reg. S)	EUR	500,000	317,421
Societe Generale:
1% 11/24/30 (b)	EUR	100,000	95,410
1.125% 6/30/31 (Reg. S) (b)	EUR	100,000	93,143
1.25% 12/7/27	GBP	300,000	300,266
1.25% 6/12/30 (Reg. S)	EUR	100,000	84,542
1.5% 5/30/25 (Reg. S) (b)	EUR	500,000	518,665
4.25% 11/16/32 (Reg. S)	EUR	100,000	104,174
Societe Generale SFH 3.125% 2/24/26 (Reg. S)	EUR	1,000,000	1,042,468
Societe Nationale des Chemins de Fer Francais 0.625% 4/17/30 (Reg. S)	EUR	300,000	261,180
Suez SACA:
1.875% 5/24/27 (Reg. S)	EUR	100,000	97,422
2.375% 5/24/30 (Reg. S)	EUR	100,000	93,546
Total Capital International SA:
1.25% 12/16/24 (Reg. S)	GBP	100,000	116,323
1.491% 4/8/27 (Reg. S)	EUR	100,000	97,655
UNEDIC:
0% 11/25/28 (Reg. S)	EUR	200,000	177,929
0.25% 11/25/29 (Reg. S)	EUR	600,000	525,161
0.25% 7/16/35 (Reg. S)	EUR	400,000	286,902
0.875% 5/25/28 (Reg. S)	EUR	400,000	377,138
1.25% 10/21/27 (Reg. S)	EUR	100,000	97,040
1.5% 4/20/32 (Reg. S)	EUR	100,000	90,773
Unibail-Rodamco:
0.75% 10/25/28 (Reg. S)	EUR	200,000	175,102
1% 2/27/27 (Reg. S)	EUR	600,000	568,987
Veolia Environnement SA:
0.664% 1/15/31 (Reg. S)	EUR	100,000	83,355
1.25% 4/15/28 (Reg. S)	EUR	100,000	94,279
1.25% 5/14/35 (Reg. S)	EUR	100,000	78,812
TOTAL FRANCE			25,759,141
Germany - 3.2%
Aareal Bank AG 0.05% 9/2/26 (Reg. S)	EUR	100,000	90,918
Allianz Finance II BV 1.5% 1/15/30 (Reg. S)	EUR	200,000	184,867
Allianz SE:
1.301% 9/25/49 (Reg. S) (b)	EUR	100,000	84,221
4.252% 7/5/52 (Reg. S) (b)	EUR	100,000	96,061
Amprion GmbH 3.45% 9/22/27 (Reg. S)	EUR	100,000	103,299
Aroundtown SA 0.375% 4/15/27 (Reg. S)	EUR	200,000	160,195
BASF AG 4.25% 3/8/32 (Reg. S)	EUR	100,000	105,649
Bayer AG 1.375% 7/6/32 (Reg. S)	EUR	300,000	246,033
Bayerische Landesbank 1% 12/20/24 (Reg. S)	GBP	800,000	921,089
Berlin Hannoversche Hypothekenbank AG 0.25% 5/19/33 (Reg. S)	EUR	1,020,000	794,337
BMV Finance NV:
0.625% 10/6/23 (Reg. S)	EUR	32,000	33,822
1.5% 2/6/29 (Reg. S)	EUR	86,000	80,629
3.25% 7/22/30 (Reg. S)	EUR	250,000	253,893
Bremen Freie Hansestadt 0.4% 8/20/49 (Reg. S)	EUR	29,000	13,735
Commerzbank AG:
0.01% 3/11/30	EUR	183,000	154,836
0.5% 12/4/26 (Reg. S)	EUR	58,000	54,714
1.25% 1/9/34	EUR	58,000	48,861
1.5% 8/28/28 (Reg. S)	EUR	100,000	93,633
1.875% 2/28/28 (Reg. S)	EUR	100,000	94,801
Daimler International Finance BV:
0.375% 11/8/26 (Reg. S)	EUR	23,000	22,006
1.375% 6/26/26 (Reg. S)	EUR	44,000	43,744
2.625% 4/7/25 (Reg. S)	EUR	472,000	489,191
Deutsche Annington Finance BV 0.625% 10/7/27 (Reg. S)	EUR	200,000	178,317
Deutsche Bahn Finance BV:
0.375% 12/3/26 (Reg. S)	GBP	214,000	226,991
0.625% 12/8/50 (Reg. S)	EUR	144,000	67,567
0.875% 6/23/39 (Reg. S)	EUR	198,000	134,805
1.375% 7/7/25 (Reg. S)	GBP	28,000	31,979
1.875% 2/13/26 (Reg. S)	GBP	171,000	193,775
Deutsche Bank AG:
1.375% 9/3/26 (Reg. S) (b)	EUR	200,000	196,868
1.625% 1/20/27 (Reg. S)	EUR	300,000	284,168
1.875% 2/23/28 (Reg. S) (b)	EUR	200,000	188,794
2.625% 12/16/24 (Reg. S)	GBP	200,000	232,044
4% 6/24/32 (Reg. S) (b)	EUR	100,000	94,234
Deutsche Borse AG:
0.125% 2/22/31 (Reg. S)	EUR	100,000	80,374
1.5% 4/4/32 (Reg. S)	EUR	100,000	87,421
Deutsche Telekom AG 3.125% 2/6/34 (Reg. S)	GBP	60,000	59,426
DZ HYP AG 0.5% 6/16/26 (Reg. S)	EUR	1,200,000	1,166,176
E.ON International Finance BV:
1% 4/13/25 (Reg. S)	EUR	660,000	667,082
1.5% 7/31/29 (Reg. S)	EUR	115,000	107,106
5.75% 2/14/33 (Reg. S)	EUR	130,000	152,795
E.ON SE:
0.25% 10/24/26 (Reg. S)	EUR	69,000	65,509
0.75% 2/20/28 (Reg. S)	EUR	99,000	92,285
0.875% 8/20/31 (Reg. S)	EUR	100,000	83,559
0.875% 10/18/34 (Reg. S)	EUR	117,000	88,769
3.5% 1/12/28 (Reg. S)	EUR	140,000	145,513
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (b)	EUR	100,000	84,210
EnBW International Finance BV 0.5% 3/1/33 (Reg. S)	EUR	81,000	60,389
Grand City Properties SA 1.375% 8/3/26 (Reg. S)	EUR	400,000	368,783
Hannover Reuck SE 1.75% 10/8/40 (Reg. S) (b)	EUR	100,000	83,286
KfW:
0% 9/30/26 (Reg. S)	EUR	273,000	261,002
0% 9/15/28 (Reg. S)	EUR	442,000	397,256
0% 9/17/30 (Reg. S)	EUR	261,000	219,027
0.01% 5/5/27 (Reg. S)	EUR	38,000	35,696
0.05% 9/29/34 (Reg. S)	EUR	1,284,000	940,075
0.125% 12/30/26 (Reg. S)	GBP	1,064,000	1,118,034
0.625% 2/22/27	EUR	283,000	273,186
0.625% 1/7/28	EUR	1,834,000	1,731,997
0.75% 6/28/28	EUR	72,000	67,608
0.875% 9/15/26 (Reg. S)	GBP	43,000	46,716
0.875% 7/4/39 (Reg. S)	EUR	110,000	78,633
1.375% 12/9/24 (Reg. S)	GBP	151,000	175,650
1.375% 2/2/28	SEK	310,000	25,614
1.5% 7/24/24	AUD	82,000	51,508
2.875% 12/28/29 (Reg. S)	EUR	740,000	764,000
3.2% 9/11/26	AUD	118,000	73,061
Landesbank Baden-Wurttemberg 0.375% 5/7/29 (Reg. S)	EUR	100,000	83,863
Landwirtschaftliche Rentenbank:
0.05% 12/18/29 (Reg. S)	EUR	42,000	36,373
0.875% 12/15/26 (Reg. S)	GBP	19,000	20,462
1.375% 9/8/25 (Reg. S)	GBP	1,512,000	1,713,996
2.6% 3/23/27 (Reg. S)	AUD	60,000	36,118
LEG Immobilien AG:
0.375% 1/17/26 (Reg. S)	EUR	100,000	95,813
0.875% 11/28/27 (Reg. S)	EUR	100,000	91,326
0.875% 1/17/29 (Reg. S)	EUR	100,000	86,136
Mercedes-Benz Group AG:
1.125% 8/8/34 (Reg. S)	EUR	267,000	212,102
1.5% 7/3/29 (Reg. S)	EUR	44,000	40,884
Merck KGaA 1.625% 6/25/79 (Reg. S) (b)	EUR	100,000	101,158
Muenchener Hypothekenbank eG:
0.5% 12/11/24 (Reg. S)	GBP	800,000	917,920
1.875% 8/25/32 (Reg. S)	EUR	60,000	55,615
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.25% 5/26/41 (Reg. S) (b)	EUR	100,000	80,045
NRW.BANK 0.875% 4/12/34	EUR	387,000	314,530
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	100,000	100,062
RWE AG:
2.5% 8/24/25 (Reg. S)	EUR	430,000	443,208
2.75% 5/24/30 (Reg. S)	EUR	120,000	115,256
Siemens Financieringsmaatschappij NV:
0.125% 9/5/29 (Reg. S)	EUR	24,000	20,918
1.75% 2/28/39 (Reg. S)	EUR	23,000	17,758
3% 9/8/33 (Reg. S)	EUR	100,000	98,294
UniCredit Bank AG:
0.25% 1/15/32 (Reg. S)	EUR	39,000	31,601
0.375% 1/17/33 (Reg. S)	EUR	200,000	158,790
0.85% 5/22/34 (Reg. S)	EUR	102,000	81,730
Vier Gas Transport GmbH 1.5% 9/25/28 (Reg. S)	EUR	100,000	93,205
Volkswagen Bank GmbH 2.5% 7/31/26 (Reg. S)	EUR	100,000	99,752
Volkswagen Financial Services AG:
0.875% 1/31/28 (Reg. S)	EUR	630,000	569,481
1.5% 10/1/24 (Reg. S)	EUR	36,000	37,118
2.25% 4/12/25 (Reg. S)	GBP	26,000	30,205
3.375% 4/6/28 (Reg. S)	EUR	32,000	32,416
Volkswagen International Finance NV:
1.125% 10/2/23 (Reg. S)	EUR	100,000	105,725
1.625% 1/16/30 (Reg. S)	EUR	45,000	39,802
3.25% 11/18/30 (Reg. S)	EUR	200,000	192,997
4.125% 11/16/38 (Reg. S)	EUR	200,000	189,792
Vonovia SE:
0.75% 9/1/32 (Reg. S)	EUR	100,000	73,238
1% 6/16/33 (Reg. S)	EUR	400,000	289,061
TOTAL GERMANY			22,358,572
Ireland - 0.1%
AIB Group PLC 4.625% 7/23/29 (Reg. S) (b)	EUR	100,000	104,097
Bank of Ireland Group PLC:
0.375% 5/10/27 (Reg. S) (b)	EUR	140,000	132,639
1% 11/25/25 (Reg. S) (b)	EUR	100,000	101,518
ESB Finance Ltd. 1.125% 6/11/30 (Reg. S)	EUR	135,000	119,144
Smurfit Kappa Treasury ULC 1.5% 9/15/27 (Reg. S)	EUR	100,000	95,713
TOTAL IRELAND			553,111
Italy - 0.6%
A2A SpA 0.625% 7/15/31 (Reg. S)	EUR	140,000	109,571
ACEA SpA 1.5% 6/8/27 (Reg. S)	EUR	117,000	112,613
Amco - Asset Management Co. SpA 1.375% 1/27/25 (Reg. S)	EUR	110,000	111,264
Assicurazioni Generali SpA:
2.124% 10/1/30 (Reg. S)	EUR	130,000	112,109
5.5% 10/27/47 (Reg. S) (b)	EUR	100,000	105,716
Autostrade per L'italia SpA 1.875% 9/26/29 (Reg. S)	EUR	220,000	196,082
Credit Agricole Italia SpA 0.375% 1/20/32 (Reg. S)	EUR	200,000	156,698
ENEL Finance International NV:
0.375% 6/17/27 (Reg. S)	EUR	220,000	203,829
2.875% 4/11/29 (Reg. S)	GBP	636,000	666,702
4% 2/20/31 (Reg. S)	EUR	100,000	102,910
Eni SpA:
3.625% 5/19/27 (Reg. S)	EUR	100,000	103,929
4.25% 5/19/33 (Reg. S)	EUR	120,000	123,243
Ferrovie dello Stato FS SpA 1.5% 6/27/25 (Reg. S)	EUR	144,000	145,422
Intesa Sanpaolo SpA:
0.75% 3/16/28 (Reg. S)	EUR	260,000	233,283
2.125% 5/26/25 (Reg. S)	EUR	323,000	328,949
4.875% 5/19/30 (Reg. S)	EUR	100,000	104,304
Mediobanca SpA 1.625% 1/7/25 (Reg. S)	EUR	280,000	285,866
Snam SpA:
0% 5/12/24 (Reg. S)	EUR	110,000	113,291
0.75% 6/20/29 (Reg. S)	EUR	190,000	165,155
Terna - Rete Elettrica Nazionale:
0.375% 6/23/29 (Reg. S)	EUR	120,000	103,322
1.375% 7/26/27 (Reg. S)	EUR	150,000	144,644
UniCredit SpA 2.2% 7/22/27 (Reg. S) (b)	EUR	490,000	479,001
TOTAL ITALY			4,207,903
Japan - 0.1%
Takeda Pharmaceutical Co. Ltd. 2% 7/9/40	EUR	157,000	116,741
Toyota Motor Finance (Netherlands) BV 3.5% 1/13/28 (Reg. S)	EUR	300,000	311,451
TOTAL JAPAN			428,192
Korea (South) - 0.0%
Korea Housing Finance Corp. 0.01% 7/7/25 (Reg. S)	EUR	160,000	157,141
Luxembourg - 0.2%
Blackstone Property Partners Europe LP 1.25% 4/26/27 (Reg. S)	EUR	153,000	135,290
JAB Holdings BV 2.5% 6/25/29	EUR	100,000	96,342
Logicor Financing SARL:
0.75% 7/15/24 (Reg. S)	EUR	558,000	568,908
1.625% 7/15/27 (Reg. S)	EUR	170,000	153,879
Prologis International Funding II SA 1.75% 3/15/28 (Reg. S)	EUR	304,000	288,656
SELP Finance SARL 1.5% 11/20/25 (Reg. S)	EUR	100,000	98,362
TOTAL LUXEMBOURG			1,341,437
Mexico - 0.1%
America Movil S.A.B. de CV:
0.75% 6/26/27	EUR	100,000	94,012
1.5% 3/10/24	EUR	100,000	104,326
2.125% 3/10/28	EUR	200,000	195,422
Petroleos Mexicanos 4.75% 2/26/29 (Reg. S)	EUR	100,000	79,816
TOTAL MEXICO			473,576
Multi-National - 0.0%
EUROFIMA 0.15% 10/10/34 (Reg. S)	EUR	191,000	139,862
Netherlands - 1.2%
ABN AMRO Bank NV:
0.375% 1/14/35 (Reg. S)	EUR	200,000	147,373
0.5% 9/23/29 (Reg. S)	EUR	100,000	83,900
0.6% 1/15/27 (Reg. S)	EUR	300,000	280,867
1.375% 1/12/37 (Reg. S)	EUR	400,000	318,522
4.5% 11/21/34 (Reg. S)	EUR	100,000	103,345
Bank Nederlandse Gemeenten NV:
0.75% 1/24/29 (Reg. S)	EUR	2,004,000	1,848,371
3.3% 7/17/28 (Reg. S)	AUD	1,267,000	761,085
CTP BV 0.75% 2/18/27 (Reg. S)	EUR	108,000	94,790
Eneco Holding NV 0% 11/16/26 (Reg. S)	EUR	117,000	109,443
Euronext NV 1% 4/18/25 (Reg. S)	EUR	240,000	241,097
EXOR NV 1.75% 1/18/28 (Reg. S)	EUR	170,000	165,221
ING Groep NV:
0.25% 2/18/29 (Reg. S) (b)	EUR	500,000	435,582
0.25% 2/1/30 (Reg. S) (b)	EUR	100,000	84,000
1.125% 2/14/25 (Reg. S)	EUR	300,000	304,419
2.125% 5/26/31 (Reg. S) (b)	EUR	400,000	389,046
3% 2/18/26 (Reg. S)	GBP	100,000	114,076
4.875% 11/14/27 (Reg. S) (b)	EUR	200,000	213,605
Koninklijke KPN NV 3.875% 7/3/31 (Reg. S)	EUR	100,000	102,255
LeasePlan Corp. NV 2.125% 5/6/25 (Reg. S)	EUR	130,000	132,787
Nationale-Nederlanden Bank NV 1% 9/25/28 (Reg. S)	EUR	700,000	654,697
Nederlandse Waterschapsbank NV:
0.75% 10/4/41 (Reg. S)	EUR	748,000	480,770
3.3% 5/2/29 (Reg. S)	AUD	40,000	23,632
NN Group NV 4.625% 1/13/48 (Reg. S) (b)	EUR	180,000	180,504
Rabobank Nederland:
0.25% 10/30/26 (Reg. S)	EUR	500,000	476,400
0.625% 2/25/33 (Reg. S)	EUR	100,000	77,998
1.125% 5/7/31 (Reg. S)	EUR	100,000	84,884
1.25% 3/23/26 (Reg. S)	EUR	79,000	78,873
Royal Schiphol Group NV 2% 4/6/29 (Reg. S)	EUR	117,000	112,118
Shell International Finance BV 0.5% 11/8/31 (Reg. S)	EUR	310,000	250,094
Stellantis NV 2.75% 4/1/32 (Reg. S)	EUR	200,000	179,545
TenneT Holding BV 0.875% 6/16/35 (Reg. S)	EUR	234,000	208,595
TOTAL NETHERLANDS			8,737,894
New Zealand - 0.1%
Westpac Securities NZ Ltd. London Branch 0.01% 6/8/28 (Reg. S)	EUR	998,000	880,496
Norway - 0.3%
DNB Bank ASA:
3.125% 9/21/27 (Reg. S) (b)	EUR	170,000	174,606
4% 8/17/27 (Reg. S) (b)	GBP	100,000	114,788
Equinor ASA 1.375% 5/22/32 (Reg. S)	EUR	241,000	207,019
Kommunalbanken A/S:
0.6% 6/1/26	AUD	500,000	288,384
1.5% 12/15/23 (Reg. S)	GBP	100,000	121,019
Sparebank 1 Boligkreditt A/S 0.01% 9/22/27 (Reg. S)	EUR	1,151,000	1,052,006
Telenor ASA:
0.75% 5/31/26 (Reg. S)	EUR	100,000	97,181
1.125% 5/31/29 (Reg. S)	EUR	157,000	142,624
TOTAL NORWAY			2,197,627
Portugal - 0.1%
Banco Santander Totta SA 3.375% 4/19/28 (Reg. S)	EUR	400,000	414,067
EDP Finance BV 1.875% 9/21/29 (Reg. S)	EUR	100,000	92,819
TOTAL PORTUGAL			506,886
Spain - 0.5%
Abertis Infraestructuras SA 2.375% 9/27/27 (Reg. S)	EUR	400,000	395,919
Banco Bilbao Vizcaya Argentaria SA:
2.575% 2/22/29 (Reg. S) (b)	EUR	500,000	523,166
4.375% 10/14/29 (Reg. S)	EUR	300,000	318,358
Banco Santander SA:
0.2% 2/11/28 (Reg. S)	EUR	300,000	267,388
0.5% 3/24/27 (Reg. S) (b)	EUR	100,000	95,727
1.375% 1/5/26 (Reg. S)	EUR	300,000	297,482
2.125% 2/8/28 (Reg. S)	EUR	100,000	94,634
3.125% 1/19/27 (Reg. S)	EUR	100,000	101,096
5.75% 8/23/33 (Reg. S) (b)	EUR	100,000	104,776
CaixaBank SA:
0.5% 2/9/29 (Reg. S) (b)	EUR	100,000	88,017
0.75% 5/26/28 (Reg. S) (b)	EUR	100,000	91,525
1.5% 12/3/26 (Reg. S) (b)	GBP	200,000	218,636
2.25% 4/17/30 (Reg. S) (b)	EUR	100,000	99,775
3.75% 2/15/29 (Reg. S) (b)	EUR	100,000	105,038
6.25% 2/23/33 (Reg. S) (b)	EUR	100,000	105,915
Comunidad de Madrid 1.571% 4/30/29 (Reg. S)	EUR	316,000	297,497
Iberdrola Finanzas SAU 3.375% 11/22/32 (Reg. S)	EUR	100,000	100,581
Naturgy Finance BV:
1.25% 1/15/26 (Reg. S)	EUR	200,000	198,538
1.5% 1/29/28 (Reg. S)	EUR	100,000	96,050
Telefonica Emisiones S.A.U. 1.93% 10/17/31 (Reg. S)	EUR	300,000	271,626
TOTAL SPAIN			3,871,744
Sweden - 1.3%
Akelius Residential Property Financing BV 1% 1/17/28 (Reg. S)	EUR	100,000	86,920
Fastighets AB Balder 1.25% 1/28/28 (Reg. S)	EUR	108,000	85,556
Heimstaden Bostad Treasury BV:
0.625% 7/24/25 (Reg. S)	EUR	160,000	148,865
1.375% 7/24/28 (Reg. S)	EUR	135,000	103,851
Investor AB 1.5% 9/12/30 (Reg. S)	EUR	120,000	108,170
Kommuninvest I Sverige AB:
1% 10/2/24 (Reg. S)	SEK	8,080,000	716,321
1% 5/12/25 (Reg. S)	SEK	9,970,000	868,979
1% 11/12/26 (Reg. S)	SEK	6,710,000	563,158
Lansforsakringar Hypotek AB:
1.25% 9/17/25	SEK	400,000	34,686
1.5% 9/16/26 (Reg. S)	SEK	5,600,000	476,900
Nordea Hypotek AB 1% 9/17/25	SEK	1,700,000	146,706
Sagax AB 2.25% 3/13/25 (Reg. S)	EUR	120,000	121,446
Samhallsbyggnadsbolaget I Norden AB 2.25% 8/12/27 (Reg. S)	EUR	108,000	72,620
Skandinaviska Enskilda Banken AB:
0.75% 11/15/27 (Reg. S)	EUR	100,000	94,136
1.75% 11/11/26 (Reg. S)	EUR	210,000	207,116
3.25% 5/4/28 (Reg. S)	EUR	250,000	259,946
3.75% 2/7/28 (Reg. S)	EUR	160,000	164,982
Stadshypotek AB:
0.375% 3/13/26 (Reg. S)	EUR	500,000	487,075
1.5% 3/1/24 (Reg. S)	SEK	1,000,000	90,609
1.5% 12/3/24 (Reg. S)	SEK	8,000,000	710,765
Svenska Handelsbanken AB:
1% 4/15/25 (Reg. S)	EUR	220,000	222,010
1.625% 12/15/23 (Reg. S)	GBP	656,000	793,385
1.625% 3/5/29 (Reg. S) (b)	EUR	130,000	135,268
Swedbank AB:
0.3% 5/20/27 (Reg. S) (b)	EUR	240,000	227,227
2.1% 5/25/27 (Reg. S)	EUR	108,000	106,045
Swedbank Hypotek AB:
1% 9/18/24 (Reg. S)	SEK	800,000	71,070
3.125% 7/5/28 (Reg. S)	EUR	390,000	402,309
Swedish Covered Bond Corp. 2% 6/17/26 (Reg. S)	SEK	11,000,000	955,102
Telia Co. AB 0.125% 11/27/30 (Reg. S)	EUR	310,000	248,592
Vattenfall AB 0.125% 2/12/29 (Reg. S)	EUR	108,000	93,802
TOTAL SWEDEN			8,803,617
Switzerland - 0.9%
Demeter Investments BV 2.75% 2/19/49 (Reg. S) (b)	EUR	120,000	111,111
Pfandbrief Schweiz Hypo:
0% 7/29/24 (Reg. S)	CHF	40,000	43,040
0% 8/26/49 (Reg. S)	CHF	520,000	363,304
0.125% 12/19/31 (Reg. S)	CHF	1,270,000	1,209,438
Pfandbriefbank Schweizerischer Hypothekarinstitute AG:
0% 3/13/28 (Reg. S)	CHF	750,000	759,709
0% 7/25/31 (Reg. S)	CHF	340,000	323,118
0.1% 12/3/31 (Reg. S)	CHF	195,000	185,552
0.5% 11/24/28 (Reg. S)	CHF	40,000	40,990
UBS Group AG:
0.25% 1/29/26 (Reg. S) (b)	EUR	669,000	664,981
0.65% 1/14/28 (Reg. S) (b)	EUR	100,000	92,148
1% 3/21/25 (Reg. S) (b)	EUR	300,000	311,751
1% 6/24/27 (Reg. S) (b)	EUR	150,000	142,760
1.25% 4/17/25 (Reg. S) (b)	EUR	1,014,000	1,051,104
1.25% 7/17/25 (Reg. S) (b)	EUR	307,000	315,484
3.25% 4/2/26 (Reg. S) (b)	EUR	605,000	623,794
TOTAL SWITZERLAND			6,238,284
United Kingdom - 1.2%
AA Bond Co. Ltd.:
7.375% 7/31/50 (Reg. S)	GBP	120,000	137,160
8.45% 7/31/50 (Reg. S)	GBP	130,000	159,371
Annington Funding PLC 2.308% 10/6/32 (Reg. S)	GBP	104,000	90,313
Barclays PLC:
3.25% 1/17/33	GBP	299,000	281,282
3.375% 4/2/25 (Reg. S) (b)	EUR	701,000	736,460
BAT Netherlands Finance BV:
3.125% 4/7/28 (Reg. S)	EUR	100,000	100,436
5.375% 2/16/31 (Reg. S)	EUR	110,000	116,128
BP Capital Markets BV 0.933% 12/4/40 (Reg. S)	EUR	290,000	173,133
BP Capital Markets PLC 1.637% 6/26/29 (Reg. S)	EUR	100,000	93,420
Heathrow Funding Ltd. 3.661% 1/13/33	CAD	215,000	136,400
HSBC Holdings PLC:
Eur Swap Annual 5Y Index + 3.300% 6.364% 11/16/32 (Reg. S) (b)(d)	EUR	270,000	291,523
1.5% 12/4/24 (Reg. S) (b)	EUR	930,000	978,326
3% 7/22/28 (b)	GBP	110,000	118,834
LCR Finance PLC 5.1% 3/7/51	GBP	93,000	113,088
Lloyds Bank PLC 0.125% 9/23/29 (Reg. S)	EUR	100,000	85,661
Lloyds Banking Group PLC:
0.5% 11/12/25 (Reg. S) (b)	EUR	130,000	131,587
1.985% 12/15/31 (b)	GBP	104,000	108,820
2.25% 10/16/24	GBP	100,000	117,356
3.5% 4/1/26 (Reg. S) (b)	EUR	404,000	420,231
London & Quadrant Housing Trust 2% 3/31/32 (Reg. S)	GBP	112,000	101,845
M&G PLC 5.625% 10/20/51 (Reg. S) (b)	GBP	104,000	112,858
National Grid Electricity Transmission PLC:
0.823% 7/7/32 (Reg. S)	EUR	140,000	110,125
1.375% 9/16/26 (Reg. S)	GBP	200,000	217,415
National Grid Gas Finance PLC 3.125% 3/21/40 (Reg. S)	GBP	100,000	81,218
National Grid PLC 2.179% 6/30/26 (Reg. S)	EUR	430,000	430,822
Nationwide Building Society 0.625% 3/25/27 (Reg. S)	EUR	903,000	858,948
NatWest Group PLC:
3 month EURIBOR EURO INTER + 1.080% 1.75% 3/2/26 (Reg. S) (b)(d)	EUR	110,000	111,590
3.622% 8/14/30 (Reg. S) (b)	GBP	411,000	470,540
NatWest Markets PLC 6.375% 11/8/27 (Reg. S)	GBP	280,000	345,311
NIE Finance PLC 2.5% 10/27/25 (Reg. S)	GBP	200,000	228,068
Santander UK PLC 0.05% 1/12/27 (Reg. S)	EUR	200,000	187,009
Segro Capital SARL 1.25% 3/23/26 (Reg. S)	EUR	160,000	156,383
Standard Chartered PLC 0.85% 1/27/28 (Reg. S) (b)	EUR	107,000	99,420
Thames Water Utility Finance PLC 2.375% 4/22/40 (Reg. S)	GBP	190,000	124,356
Vodafone International Financing DAC 3.75% 12/2/34 (Reg. S)	EUR	330,000	326,577
TOTAL UNITED KINGDOM			8,352,014
United States of America - 5.3%
ACE INA Holdings, Inc. 1.55% 3/15/28	EUR	639,000	605,517
Air Products & Chemicals, Inc. 0.5% 5/5/28	EUR	1,223,000	1,109,887
Altria Group, Inc.:
2.2% 6/15/27	EUR	398,000	389,063
3.125% 6/15/31	EUR	174,000	156,344
American Honda Finance Corp. 1.95% 10/18/24	EUR	1,294,000	1,339,697
American Tower Corp. 1% 1/15/32	EUR	140,000	110,606
Apple, Inc. 0.5% 11/15/31	EUR	911,000	756,995
AT&T, Inc.:
0.25% 3/4/26	EUR	100,000	96,272
2.9% 12/4/26	GBP	2,720,000	3,034,892
Athene Global Funding 0.832% 1/8/27 (Reg. S)	EUR	140,000	129,526
Bank of America Corp. 0.694% 3/22/31 (Reg. S) (b)	EUR	486,000	401,994
Becton Dickinson Euro Finance SARL 1.208% 6/4/26	EUR	1,553,000	1,527,862
Berkshire Hathaway, Inc. 2.15% 3/15/28	EUR	797,000	785,119
Citigroup, Inc. 4.112% 9/22/33 (Reg. S) (b)	EUR	220,000	222,413
Comcast Corp. 1.875% 2/20/36	GBP	405,000	330,626
DH Europe Finance II SARL:
0.2% 3/18/26	EUR	2,894,000	2,797,510
0.75% 9/18/31	EUR	456,000	376,872
1.35% 9/18/39	EUR	192,000	134,511
Digital Dutch Finco BV 1.5% 3/15/30 (Reg. S)	EUR	100,000	85,164
Digital Intrepid Holding BV 0.625% 7/15/31 (Reg. S)	EUR	100,000	75,379
DXC Technology Co. 1.75% 1/15/26	EUR	914,000	897,698
FedEx Corp. 0.95% 5/4/33	EUR	371,000	284,612
Fidelity National Information Services, Inc. 1.5% 5/21/27	EUR	758,000	726,491
Fiserv, Inc. 2.25% 7/1/25	GBP	925,000	1,063,917
Ford Motor Credit Co. LLC 2.33% 11/25/25	EUR	100,000	99,382
General Electric Co.:
0.875% 5/17/25	EUR	2,219,000	2,228,126
2.125% 5/17/37	EUR	110,000	88,488
Goldman Sachs Group, Inc.:
1.375% 5/15/24 (Reg. S)	EUR	1,230,000	1,278,443
1.875% 12/16/30 (Reg. S)	GBP	100,000	93,351
2% 11/1/28 (Reg. S)	EUR	51,000	48,440
3.125% 7/25/29 (Reg. S)	GBP	27,000	28,479
3.375% 3/27/25 (Reg. S)	EUR	488,000	510,187
IBM Corp. 1.2% 2/11/40	EUR	272,000	179,586
Illinois Tool Works, Inc. 0.25% 12/5/24	EUR	2,734,000	2,767,171
Johnson Controls International PLC 1.375% 2/25/25	EUR	1,296,000	1,317,742
JPMorgan Chase & Co. 0.389% 2/24/28 (Reg. S) (b)	EUR	792,000	732,019
Marsh & McLennan Companies, Inc. 1.349% 9/21/26	EUR	768,000	750,405
McKesson Corp. 3.125% 2/17/29	GBP	573,000	616,370
Medtronic Global Holdings SCA:
0.25% 7/2/25	EUR	100,000	99,077
1.75% 7/2/49 (Reg. S)	EUR	227,000	140,638
Metropolitan Life Global Funding I 1.75% 5/25/25 (Reg. S)	EUR	350,000	355,875
Morgan Stanley:
1.102% 4/29/33 (b)	EUR	243,000	192,760
5.789% 11/18/33 (b)	GBP	170,000	200,829
Nestle Finance International Ltd.:
0% 6/14/26 (Reg. S)	EUR	540,000	518,855
0.25% 6/14/29 (Reg. S)	EUR	120,000	106,906
1.25% 11/2/29 (Reg. S)	EUR	30,000	27,841
New York Life Global Funding 0.125% 7/23/30 (Reg. S)	CHF	215,000	203,129
Philip Morris International, Inc.:
1.45% 8/1/39	EUR	100,000	61,702
2% 5/9/36	EUR	210,000	155,775
PPG Industries, Inc. 0.875% 11/3/25	EUR	744,000	736,092
Procter & Gamble Co.:
1.375% 5/3/25	GBP	221,000	254,688
1.8% 5/3/29	GBP	381,000	397,271
Prologis LP 2.25% 6/30/29	GBP	619,000	625,088
Public Storage 0.875% 1/24/32	EUR	245,000	194,204
Realty Income Corp. 1.75% 7/13/33	GBP	413,000	341,896
Schlumberger Finance BV 2% 5/6/32 (Reg. S)	EUR	230,000	207,332
The Coca-Cola Co. 0.375% 3/15/33	EUR	906,000	697,139
The Dow Chemical Co. 1.875% 3/15/40	EUR	232,000	162,213
Thermo Fisher Scientific, Inc.:
0.125% 3/1/25	EUR	100,000	99,910
1.875% 10/1/49	EUR	106,000	65,773
Upjohn Finance BV 1.362% 6/23/27 (Reg. S)	EUR	150,000	140,269
Verizon Communications, Inc.:
1.375% 10/27/26	EUR	762,000	744,837
3.375% 10/27/36	GBP	486,000	449,534
4.05% 2/17/25	AUD	680,000	430,667
VF Corp. 0.25% 2/25/28	EUR	606,000	528,341
Wells Fargo & Co. 2.125% 9/24/31 (Reg. S)	GBP	350,000	321,717
Whirlpool EMEA Finance SARL 0.5% 2/20/28	EUR	170,000	153,914
WPC Eurobond BV 2.25% 4/9/26	EUR	110,000	109,587
TOTAL UNITED STATES OF AMERICA			36,901,015
TOTAL NONCONVERTIBLE BONDS (Cost $210,655,957)			180,177,118

Government Obligations - 68.0%
		Principal Amount (a)	Value ($)
Australia - 2.0%
Australian Commonwealth:
0.25% 11/21/24 (Reg. S)	AUD	493,000	303,105
0.25% 11/21/25 (Reg. S)	AUD	211,000	125,093
1% 12/21/30 (Reg. S)	AUD	1,482,000	757,246
1.25% 5/21/32	AUD	3,826,000	1,901,366
1.75% 11/21/32 (Reg. S)	AUD	1,280,000	656,461
1.75% 6/21/51 (Reg. S)	AUD	809,000	274,922
2.25% 5/21/28 (Reg. S)	AUD	1,320,000	782,163
2.75% 4/21/24	AUD	30,000	19,137
2.75% 11/21/28	AUD	729,000	438,622
2.75% 11/21/29 (Reg. S)	AUD	1,280,000	757,579
2.75% 5/21/41(Reg. S)	AUD	1,224,000	596,996
3% 11/21/33(Reg. S)	AUD	2,290,000	1,294,740
3% 3/21/47	AUD	468,000	222,968
3.25% 4/21/25 (Reg. S)	AUD	56,000	35,498
3.25% 4/21/29(Reg. S)	AUD	70,000	42,927
4.5% 4/21/33	AUD	1,080,000	695,852
4.75% 4/21/27(Reg. S)	AUD	2,430,000	1,595,959
Queensland Treasury Corp.:
1.75% 8/21/31 (Reg. S) (c)	AUD	2,631,000	1,359,177
3.25% 7/21/26 (Reg. S) (c)	AUD	247,000	154,334
3.25% 7/21/28 (Reg. S) (c)	AUD	154,000	94,177
3.5% 8/21/30 (Reg. S) (c)	AUD	58,000	34,828
Treasury Corp. of Victoria:
0.5% 11/20/25	AUD	110,000	65,172
1.25% 11/19/27	AUD	952,000	540,331
1.5% 11/20/30	AUD	1,347,000	697,884
2.5% 10/22/29	AUD	424,000	242,966
TOTAL AUSTRALIA			13,689,503
Austria - 0.8%
Austrian Republic:
0% 2/20/30 (Reg. S) (c)	EUR	542,000	466,263
0% 10/20/40 (Reg. S) (c)	EUR	628,000	360,011
0.5% 4/20/27 (Reg. S) (c)	EUR	821,000	790,941
0.5% 2/20/29 (Reg. S) (c)	EUR	677,000	620,133
0.75% 10/20/26 (Reg. S) (c)	EUR	185,000	181,914
0.75% 2/20/28 (Reg. S) (c)	EUR	355,000	337,810
0.75% 3/20/51 (Reg. S) (c)	EUR	1,090,000	584,862
0.9% 2/20/32 (Reg. S) (c)	EUR	744,000	646,281
1.2% 10/20/25 (Reg. S) (c)	EUR	77,000	78,054
1.5% 2/20/47 (Reg. S) (c)	EUR	483,000	337,352
2% 7/15/26(Reg. S) (c)	EUR	1,070,000	1,094,288
2.4% 5/23/34(Reg. S) (c)	EUR	40,000	38,302
3.15% 6/20/44(Reg. S) (c)	EUR	10,000	9,801
4.15% 3/15/37 (c)	EUR	20,000	22,245
TOTAL AUSTRIA			5,568,257
Belgium - 1.4%
Belgian Kingdom:
0% 10/22/27 (Reg. S) (c)	EUR	1,690,000	1,576,216
0% 10/22/31 (c)	EUR	622,000	504,866
0.1% 6/22/30 (Reg. S) (c)	EUR	675,000	580,733
0.35% 6/22/32 (c)	EUR	549,000	448,732
0.4% 6/22/40 (c)	EUR	1,212,000	745,152
0.5% 10/22/24 (Reg. S) (c)	EUR	544,000	557,162
0.8% 6/22/25 (Reg. S) (c)	EUR	105,000	106,247
0.8% 6/22/27 (c)	EUR	39,000	37,890
0.9% 6/22/29 (c)	EUR	1,373,000	1,283,262
1% 6/22/26 (Reg. S) (c)	EUR	161,000	160,599
1.25% 4/22/33 (Reg. S) (c)	EUR	1,521,000	1,333,890
1.4% 6/22/53 (Reg. S) (c)	EUR	982,000	584,756
1.45% 6/22/37 (Reg. S) (c)	EUR	84,000	67,549
1.6% 6/22/47 (c)	EUR	38,000	26,063
1.7% 6/22/50 (c)	EUR	23,000	15,466
1.9% 6/22/38(Reg. S) (c)	EUR	101,000	84,796
2.25% 6/22/57 (Reg. S) (c)	EUR	124,000	91,031
3.3% 6/22/54 (Reg. S) (c)	EUR	110,000	102,468
3.75% 6/22/45(Reg. S)	EUR	20,000	20,717
4% 3/28/32	EUR	30,000	33,218
4.25% 3/28/41 (c)	EUR	645,000	718,533
5.5% 3/28/28	EUR	40,000	46,468
Flemish Community 3.25% 4/5/33 (Reg. S)	EUR	300,000	304,434
Walloon Region:
1.05% 6/22/40 (Reg. S)	EUR	100,000	65,657
1.25% 5/3/34 (Reg. S)	EUR	400,000	326,115
TOTAL BELGIUM			9,822,020
Bulgaria - 0.0%
Bulgarian Republic 4.625% 9/23/34(Reg. S)	EUR	190,000	194,003
Canada - 3.7%
Alberta Province:
0.5% 4/16/25 (Reg. S)	EUR	100,000	100,608
0.625% 4/18/25 (Reg. S)	EUR	330,000	332,392
2.05% 6/1/30	CAD	260,000	162,960
3.05% 12/1/48	CAD	724,000	390,120
3.1% 6/1/50	CAD	231,000	125,760
British Columbia Province:
2.3% 6/18/26	CAD	210,000	144,576
2.75% 6/18/52	CAD	140,000	70,607
2.95% 6/18/50	CAD	924,000	489,807
Canada Housing Trust No. 1:
1.75% 6/15/30 (c)	CAD	730,000	452,178
1.8% 12/15/24 (c)	CAD	3,265,000	2,308,589
2.1% 9/15/29 (c)	CAD	70,000	45,192
3.6% 12/15/27 (c)	CAD	1,910,000	1,351,702
Canadian Government:
0.25% 3/1/26	CAD	548,000	363,490
0.5% 12/1/30	CAD	161,000	92,311
1% 6/1/27	CAD	58,000	37,951
1.25% 3/1/27	CAD	1,460,000	966,647
1.25% 6/1/30	CAD	16,000	9,837
1.5% 9/1/24	CAD	18,000	12,830
1.5% 12/1/31	CAD	480,000	290,760
1.75% 12/1/53	CAD	830,000	386,310
2% 6/1/28	CAD	50,000	33,458
2% 6/1/32	CAD	2,410,000	1,508,031
2% 12/1/51	CAD	410,000	206,798
2.5% 12/1/32	CAD	2,160,000	1,402,984
2.75% 6/1/33	CAD	430,000	284,409
2.75% 12/1/48	CAD	630,000	380,959
3.5% 3/1/28	CAD	855,000	609,022
City of Montreal 2.3% 9/1/29	CAD	140,000	89,815
City of Ottawa 4.6% 7/14/42	CAD	70,000	47,549
City of Toronto 2.8% 11/22/49	CAD	180,000	88,170
Manitoba Province:
3.2% 3/5/50	CAD	256,000	140,056
3.4% 9/5/48	CAD	310,000	176,035
New Brunswick Province:
3.05% 8/14/50	CAD	227,000	120,515
3.55% 6/3/43	CAD	100,000	59,738
Newfoundland Province:
2.65% 10/17/50	CAD	167,000	77,638
3.3% 10/17/46	CAD	50,000	26,948
3.7% 10/17/48	CAD	70,000	40,302
Nova Scotia Province 3.15% 12/1/51	CAD	80,000	43,388
Ontario Province:
0.25% 12/15/26 (Reg. S)	GBP	638,000	668,210
0.375% 6/14/24 (Reg. S)	EUR	100,000	103,107
0.375% 4/8/27 (Reg. S)	EUR	283,000	267,738
1.05% 9/8/27	CAD	460,000	294,617
1.75% 9/8/25	CAD	401,000	277,283
2.05% 6/2/30	CAD	59,000	36,984
2.15% 6/2/31	CAD	170,000	104,686
2.3% 9/8/24	CAD	53,000	37,977
2.4% 6/2/26	CAD	49,000	33,856
2.6% 6/2/25	CAD	3,000,000	2,121,347
2.65% 12/2/50	CAD	49,000	24,304
2.7% 6/2/29	CAD	1,703,000	1,134,531
2.8% 6/2/48	CAD	1,868,000	966,450
2.9% 6/2/49	CAD	885,000	464,337
3.65% 6/2/33	CAD	1,050,000	706,154
3.75% 12/2/53	CAD	160,000	98,786
4.7% 6/2/37	CAD	190,000	136,787
Quebec Province:
0% 10/29/30 (Reg. S)	EUR	1,050,000	864,127
0.5% 1/25/32 (Reg. S)	EUR	330,000	270,491
0.75% 12/13/24 (Reg. S)	GBP	192,000	221,119
1.5% 9/1/31	CAD	1,966,000	1,142,936
1.9% 9/1/30	CAD	131,000	80,814
2.25% 9/15/26 (Reg. S)	GBP	112,000	126,008
2.3% 9/1/29	CAD	1,179,000	764,299
2.5% 9/1/26	CAD	423,000	291,928
2.85% 12/1/53	CAD	110,000	56,362
3.1% 12/1/51	CAD	230,000	125,401
3.5% 12/1/45	CAD	130,000	77,224
3.6% 9/1/33	CAD	300,000	200,612
3.65% 5/20/32	CAD	410,000	278,782
5% 12/1/38	CAD	90,000	66,545
5% 12/1/41	CAD	420,000	309,676
Saskatchewan Province 3.1% 6/2/50	CAD	293,000	159,224
TOTAL CANADA			25,983,144
Chile - 0.1%
Chilean Republic:
1.25% 1/29/40	EUR	114,000	75,188
1.875% 5/27/30	EUR	100,000	90,417
2.3% 10/1/28(Reg. S) (c)	CLP	245,000,000	229,166
5.1% 7/15/50	CLP	120,000,000	118,840
6% 1/1/43	CLP	200,000,000	225,128
TOTAL CHILE			738,739
China - 14.4%
Agricultural Development Bank of China 3.3% 11/5/31	CNY	42,520,000	6,000,784
China Development Bank:
2.83% 9/10/26	CNY	59,070,000	8,163,430
3% 1/17/32	CNY	10,000,000	1,381,332
3.02% 3/6/33	CNY	11,990,000	1,663,574
3.34% 7/14/25	CNY	19,020,000	2,646,763
3.41% 6/7/31	CNY	2,540,000	360,956
3.48% 1/8/29	CNY	62,240,000	8,840,036
3.5% 11/4/46	CNY	820,000	119,675
3.68% 2/26/26	CNY	27,100,000	3,816,032
3.7% 10/20/30	CNY	17,030,000	2,463,234
3.8% 1/25/36	CNY	550,000	81,501
3.9% 8/3/40	CNY	12,690,000	1,924,203
Peoples Republic of China:
2.18% 8/25/25	CNY	20,460,000	2,794,822
2.24% 5/25/25	CNY	8,680,000	1,187,544
2.26% 2/24/25	CNY	6,980,000	955,175
2.29% 12/25/24	CNY	7,190,000	985,262
2.37% 1/20/27	CNY	5,670,000	774,225
2.4% 7/15/28	CNY	7,330,000	998,400
2.44% 10/15/27	CNY	4,120,000	562,419
2.48% 4/15/27	CNY	6,860,000	939,611
2.5% 7/25/27	CNY	21,290,000	2,915,933
2.6% 9/1/32	CNY	15,220,000	2,058,754
2.62% 9/25/29	CNY	13,690,000	1,871,069
2.64% 1/15/28	CNY	20,000,000	2,752,821
2.68% 5/21/30	CNY	1,760,000	240,874
2.7% 11/3/26	CNY	20,270,000	2,804,399
2.75% 6/15/29	CNY	11,830,000	1,629,584
2.75% 2/17/32	CNY	9,650,000	1,322,042
2.76% 5/15/32	CNY	20,700,000	2,835,092
2.79% 12/15/29	CNY	8,320,000	1,146,470
2.8% 3/24/29	CNY	7,560,000	1,045,067
2.8% 11/15/32	CNY	12,110,000	1,665,233
2.88% 2/25/33	CNY	5,620,000	780,444
3.02% 10/22/25	CNY	41,220,000	5,730,763
3.02% 5/27/31	CNY	2,210,000	309,576
3.12% 10/25/52	CNY	8,420,000	1,164,340
3.19% 4/15/53	CNY	510,000	72,314
3.25% 6/6/26	CNY	18,000,000	2,527,861
3.27% 11/19/30	CNY	54,840,000	7,837,046
3.32% 4/15/52	CNY	19,390,000	2,777,679
3.53% 10/18/51	CNY	2,230,000	330,363
3.81% 9/14/50	CNY	41,140,000	6,364,073
3.86% 7/22/49	CNY	22,330,000	3,480,041
4.12% 8/2/42	CNY	3,320,000	531,614
TOTAL CHINA			100,852,430
Colombia - 0.2%
Colombian Republic:
5.75% 11/3/27	COP	2,000,000,000	407,700
7% 3/26/31	COP	3,780,000,000	725,390
7% 6/30/32	COP	873,300,000	160,164
7.25% 10/18/34	COP	2,346,200,000	416,816
TOTAL COLOMBIA			1,710,070
Croatia - 0.1%
Croatia Republic:
1.125% 6/19/29 (Reg. S)	EUR	151,000	136,001
1.75% 3/4/41(Reg. S)	EUR	100,000	70,948
2.7% 6/15/28	EUR	200,000	202,017
TOTAL CROATIA			408,966
Cyprus - 0.0%
Republic of Cyprus:
2.25% 4/16/50 (Reg. S)	EUR	189,000	123,323
2.375% 9/25/28 (Reg. S)	EUR	84,000	83,089
2.75% 6/27/24 (Reg. S)	EUR	32,000	33,573
TOTAL CYPRUS			239,985
Czech Republic - 0.3%
Czech Republic:
0% 12/12/24	CZK	19,800,000	802,897
0.25% 2/10/27	CZK	10,030,000	372,700
1.2% 3/13/31	CZK	5,250,000	178,191
1.25% 2/14/25	CZK	170,000	6,944
1.5% 4/24/40	CZK	10,600,000	282,455
1.75% 6/23/32	CZK	7,650,000	260,105
2% 10/13/33	CZK	2,230,000	75,569
4.85% 11/26/57(Reg. S)	CZK	1,830,000	78,106
TOTAL CZECH REPUBLIC			2,056,967
Denmark - 0.2%
Danish Kingdom:
0.25% 11/15/52 (Reg. S)	DKK	3,501,000	226,234
0.5% 11/15/29(Reg. S)	DKK	5,314,000	651,209
4.5% 11/15/39	DKK	3,070,000	506,191
TOTAL DENMARK			1,383,634
Finland - 0.3%
Finnish Government:
0% 9/15/24 (c)	EUR	84,000	85,787
0.125% 4/15/36 (Reg. S) (c)	EUR	452,000	312,908
0.125% 4/15/52 (Reg. S) (c)	EUR	354,000	149,534
0.25% 9/15/40 (Reg. S) (c)	EUR	433,000	263,833
0.5% 4/15/26 (Reg. S) (c)	EUR	44,000	43,444
0.5% 9/15/28 (Reg. S) (c)	EUR	400,000	370,827
0.5% 4/15/43(Reg. S) (c)	EUR	63,000	37,674
1.125% 4/15/34 (Reg. S) (c)	EUR	166,000	139,916
1.5% 9/15/32(Reg. S) (c)	EUR	270,000	244,883
2.625% 7/4/42 (c)	EUR	20,000	18,348
4% 7/4/25 (c)	EUR	710,000	757,857
TOTAL FINLAND			2,425,011
France - 5.7%
French Government:
0% 2/25/25(Reg. S)	EUR	4,883,000	4,921,158
0% 3/25/25(Reg. S)	EUR	14,000	14,075
0% 2/25/26 (Reg. S)	EUR	3,683,000	3,606,291
0% 2/25/27 (Reg. S)	EUR	315,000	299,498
0% 11/25/29 (Reg. S)	EUR	3,307,000	2,887,972
0% 11/25/30 (Reg. S)	EUR	839,000	708,111
0% 11/25/31 (Reg. S)	EUR	747,000	608,259
0% 5/25/32 (Reg. S)	EUR	883,000	705,402
0.25% 11/25/26(Reg. S)	EUR	1,615,000	1,559,313
0.5% 5/25/26	EUR	33,000	32,520
0.5% 5/25/29 (Reg. S)	EUR	1,326,000	1,212,333
0.5% 5/25/40 (Reg. S) (c)	EUR	3,627,000	2,319,155
0.5% 6/25/44(Reg. S) (c)	EUR	770,000	435,819
0.75% 2/25/28(Reg. S)	EUR	3,330,000	3,179,112
0.75% 5/25/28 (Reg. S)	EUR	473,000	449,061
0.75% 5/25/52 (Reg. S)	EUR	2,316,000	1,155,030
0.75% 5/25/53 (Reg. S) (c)	EUR	2,538,000	1,234,098
1% 11/25/25(Reg. S)	EUR	36,000	36,286
1% 5/25/27	EUR	3,126,000	3,062,379
1.25% 5/25/34(Reg. S)	EUR	137,000	116,670
1.25% 5/25/36(Reg. S) (c)	EUR	2,368,000	1,917,012
1.5% 5/25/31(Reg. S)	EUR	2,633,000	2,465,691
1.5% 5/25/50 (Reg. S) (c)	EUR	354,000	230,815
1.75% 6/25/39 (Reg. S) (c)	EUR	655,000	537,419
1.75% 5/25/66 (c)	EUR	33,000	20,197
2% 11/25/32(Reg. S)	EUR	2,970,000	2,813,915
2% 5/25/48 (c)	EUR	124,000	93,567
2.5% 9/24/26(Reg. S)	EUR	680,000	704,226
2.5% 5/25/30	EUR	840,000	852,868
2.5% 5/25/43(Reg. S) (c)	EUR	900,000	781,453
3% 5/25/33 (Reg. S)	EUR	870,000	891,444
3% 5/25/54(Reg. S) (c)	EUR	120,000	106,728
4.75% 4/25/35	EUR	100,000	117,949
TOTAL FRANCE			40,075,826
Germany - 5.0%
Free & Hanseatic City of Hamburg 0.25% 2/18/41 (Reg. S)	EUR	190,000	113,201
Free State of Saxony 0.01% 12/17/35 (Reg. S)	EUR	490,000	338,876
German Federal Republic:
0% 4/11/25 (Reg. S)	EUR	5,000	5,029
0% 10/10/25 (Reg. S)	EUR	4,388,000	4,357,399
0% 4/10/26 (Reg. S)	EUR	2,590,000	2,541,122
0% 8/15/26(Reg. S)	EUR	57,000	55,484
0% 10/9/26 (Reg. S)	EUR	2,180,000	2,112,962
0% 8/15/29(Reg. S)	EUR	4,375,000	3,953,342
0% 2/15/30 (Reg. S)	EUR	451,000	402,293
0% 8/15/30 (Reg. S)	EUR	4,361,000	3,838,224
0% 2/15/32 (Reg. S)	EUR	8,000	6,741
0% 8/15/50	EUR	1,270,000	615,210
0% 8/15/52 (Reg. S)	EUR	200,000	91,130
0.25% 2/15/29	EUR	6,000	5,571
0.5% 2/15/28	EUR	7,000	6,724
1.25% 8/15/48 (e)	EUR	2,043,000	1,512,725
1.8% 8/15/53(Reg. S)	EUR	1,080,000	870,143
2.1% 11/15/29(Reg. S)	EUR	2,540,000	2,588,203
2.3% 2/15/33(Reg. S)	EUR	2,940,000	2,983,268
2.4% 11/15/30(Reg. S)	EUR	710,000	732,407
2.5% 7/4/44	EUR	20,000	19,474
2.6% 8/15/33(Reg. S)	EUR	810,000	840,190
3.25% 7/4/42	EUR	2,600,000	2,832,965
4% 1/4/37	EUR	40,000	47,044
4.75% 7/4/40	EUR	20,000	25,918
Land Berlin 2.75% 2/14/33	EUR	340,000	341,887
Land Niedersachsen:
0.01% 11/25/27 (Reg. S)	EUR	430,000	396,422
1.125% 9/12/33 (Reg. S)	EUR	70,000	59,909
Land Nordrhein-Westfalen:
0.2% 3/31/27 (Reg. S)	EUR	1,513,000	1,431,707
0.2% 4/9/30 (Reg. S)	EUR	725,000	627,523
0.2% 1/27/51 (Reg. S)	EUR	50,000	21,112
0.5% 11/25/39 (Reg. S)	EUR	72,000	46,792
0.625% 7/21/31 (Reg. S)	EUR	24,000	20,672
0.8% 7/30/49 (Reg. S)	EUR	104,000	56,774
1.25% 5/12/36 (Reg. S)	EUR	226,000	183,105
1.55% 6/16/48 (Reg. S)	EUR	178,000	122,738
1.65% 2/22/38 (Reg. S)	EUR	607,000	500,501
1.95% 9/26/78 (Reg. S)	EUR	270,000	166,959
TOTAL GERMANY			34,871,746
Hong Kong - 0.0%
Hong Kong Government SAR 1.59% 3/4/36	HKD	1,050,000	99,909
Hungary - 0.2%
Hungarian Republic:
1% 11/26/25	HUF	30,380,000	71,376
1.5% 4/22/26	HUF	43,280,000	100,407
1.625% 4/28/32 (Reg. S)	EUR	246,000	192,922
2.5% 10/24/24	HUF	3,780,000	9,648
2.75% 12/22/26	HUF	30,520,000	70,843
3% 8/21/30	HUF	64,320,000	135,113
3% 4/25/41	HUF	227,580,000	360,101
4.5% 3/23/28	HUF	112,000,000	269,370
TOTAL HUNGARY			1,209,780
Indonesia - 1.0%
Indonesian Republic:
1.45% 9/18/26	EUR	100,000	96,719
2.15% 7/18/24 (Reg. S)	EUR	129,000	133,587
5.125% 4/15/27	IDR	9,200,000,000	569,382
5.5% 4/15/26	IDR	1,000,000	63
6.375% 8/15/28	IDR	17,812,000,000	1,145,592
6.375% 4/15/42	IDR	900,000,000	55,613
6.5% 6/15/25	IDR	717,000,000	46,455
6.5% 2/15/31	IDR	4,193,000,000	264,521
7% 9/15/30	IDR	15,924,000,000	1,036,528
7% 2/15/33	IDR	24,508,000,000	1,592,108
7.125% 6/15/42	IDR	2,600,000,000	169,282
7.375% 5/15/48	IDR	8,728,000,000	586,580
7.5% 6/15/35	IDR	1,449,000,000	97,413
7.5% 5/15/38	IDR	1,631,000,000	109,753
7.5% 4/15/40	IDR	9,622,000,000	648,108
8.375% 4/15/39	IDR	1,794,000,000	131,137
TOTAL INDONESIA			6,682,841
Ireland - 0.3%
Irish Republic:
0.2% 5/15/27 (Reg. S)	EUR	225,000	214,135
0.2% 10/18/30 (Reg. S)	EUR	86,000	74,006
0.35% 10/18/32 (Reg. S)	EUR	190,000	155,931
0.4% 5/15/35 (Reg. S)	EUR	355,000	267,831
0.55% 4/22/41 (Reg. S)	EUR	130,000	82,771
0.9% 5/15/28 (Reg. S)	EUR	32,000	30,639
1% 5/15/26(Reg. S)	EUR	188,000	188,082
1.1% 5/15/29 (Reg. S)	EUR	279,000	264,125
1.3% 5/15/33	EUR	570,000	503,837
1.5% 5/15/50 (Reg. S)	EUR	310,000	206,379
1.7% 5/15/37	EUR	380,000	321,091
3.4% 3/18/24 (Reg.S)	EUR	28,000	29,579
TOTAL IRELAND			2,338,406
Israel - 0.2%
Israeli State:
1% 3/31/30	ILS	1,452,000	311,755
1.3% 4/30/32	ILS	840,000	174,399
1.5% 1/16/29 (Reg. S)	EUR	335,000	311,642
1.5% 5/31/37	ILS	18,000	3,355
1.75% 8/31/25	ILS	1,890,000	470,190
2.8% 11/29/52	ILS	930,000	175,575
3.75% 3/31/47	ILS	476,000	111,527
TOTAL ISRAEL			1,558,443
Italy - 5.2%
Italian Republic:
0.35% 2/1/25	EUR	191,000	192,650
0.45% 2/15/29(Reg. S)	EUR	190,000	165,038
0.85% 1/15/27 (Reg. S)	EUR	81,000	77,517
0.9% 4/1/31	EUR	82,000	67,356
0.95% 9/15/27 (Reg. S)	EUR	1,948,000	1,831,122
0.95% 8/1/30 (Reg. S)	EUR	142,000	120,043
0.95% 6/1/32 (Reg. S)	EUR	701,000	552,929
1.1% 4/1/27 (Reg. S)	EUR	2,024,000	1,941,191
1.35% 4/1/30 (Reg. S)	EUR	1,950,000	1,716,858
1.45% 11/15/24 (Reg. S)	EUR	245,000	252,037
1.45% 5/15/25	EUR	80,000	81,349
1.45% 3/1/36 (Reg. S) (c)	EUR	1,347,000	978,869
1.6% 6/1/26	EUR	179,000	178,239
1.65% 3/1/32 (c)	EUR	575,000	487,894
1.7% 9/1/51 (Reg. S) (c)	EUR	536,000	293,750
1.8% 3/1/41 (Reg. S) (c)	EUR	2,851,000	1,904,022
2.05% 8/1/27	EUR	213,000	209,730
2.1% 7/15/26	EUR	1,186,000	1,193,817
2.15% 9/1/52 (Reg. S) (c)	EUR	962,000	577,922
2.15% 3/1/72 (Reg. S) (c)	EUR	279,000	150,322
2.2% 6/1/27 (Reg. S)	EUR	1,612,000	1,601,375
2.25% 9/1/36 (Reg. S) (c)	EUR	639,000	508,619
2.45% 9/1/33 (c)	EUR	897,000	784,463
2.45% 9/1/50 (Reg. S) (c)	EUR	77,000	50,916
2.5% 12/1/24	EUR	680,000	707,430
2.5% 11/15/25	EUR	2,093,000	2,150,963
2.5% 12/1/32(Reg. S)	EUR	260,000	232,569
2.65% 12/1/27(Reg. S)	EUR	640,000	640,710
2.7% 3/1/47 (c)	EUR	116,000	84,151
2.8% 6/15/29(Reg. S)	EUR	1,740,000	1,705,441
2.95% 9/1/38 (c)	EUR	433,000	362,551
3% 8/1/29	EUR	2,038,000	2,017,423
3.1% 3/1/40 (Reg. S) (c)	EUR	1,208,000	1,008,546
3.35% 3/1/35 (c)	EUR	1,808,000	1,667,447
3.45% 3/1/48 (c)	EUR	261,000	215,136
3.6% 9/29/25(Reg. S)	EUR	3,160,000	3,317,758
3.7% 6/15/30(Reg. S)	EUR	1,220,000	1,239,340
3.75% 9/1/24	EUR	80,000	84,417
3.8% 4/15/26(Reg. S)	EUR	630,000	663,736
3.85% 12/15/29(Reg. S)	EUR	1,770,000	1,823,408
3.85% 9/1/49 (c)	EUR	679,000	592,663
4.4% 5/1/33(Reg. S)	EUR	760,000	788,508
4.45% 9/1/43(Reg. S) (c)	EUR	450,000	437,672
4.5% 3/1/26 (c)	EUR	50,000	53,544
4.5% 10/1/53(Reg. S) (c)	EUR	170,000	161,784
5% 3/1/25 (c)	EUR	80,000	85,725
5% 8/1/34 (c)	EUR	20,000	21,537
5% 8/1/39 (c)	EUR	20,000	21,172
6.5% 11/1/27	EUR	50,000	57,751
TOTAL ITALY			36,059,410
Japan - 11.2%
Japan Government:
0.005% 11/1/24	JPY	151,900,000	1,017,051
0.005% 1/1/25	JPY	131,350,000	879,335
0.005% 2/1/25	JPY	305,850,000	2,047,234
0.005% 4/1/25	JPY	205,250,000	1,373,585
0.005% 8/1/25	JPY	167,950,000	1,123,773
0.005% 3/20/27	JPY	121,200,000	806,697
0.005% 6/20/27	JPY	230,000,000	1,528,506
0.1% 12/20/24	JPY	4,300,000	28,820
0.1% 3/20/25	JPY	50,000	335
0.1% 9/20/25	JPY	15,500,000	103,861
0.1% 3/20/26	JPY	19,900,000	133,258
0.1% 9/20/26	JPY	63,300,000	423,429
0.1% 12/20/26	JPY	70,150,000	468,922
0.1% 3/20/27	JPY	295,100,000	1,970,815
0.1% 6/20/27	JPY	32,450,000	216,421
0.1% 9/20/27	JPY	13,700,000	91,242
0.1% 9/20/27	JPY	177,000,000	1,178,772
0.1% 12/20/27	JPY	75,800,000	504,113
0.1% 3/20/28	JPY	53,650,000	356,156
0.1% 6/20/28	JPY	30,400,000	201,431
0.1% 9/20/28	JPY	231,650,000	1,532,837
0.1% 12/20/28	JPY	69,800,000	461,281
0.1% 3/20/29	JPY	23,050,000	152,069
0.1% 6/20/29	JPY	119,650,000	787,845
0.1% 12/20/29	JPY	617,250,000	4,046,366
0.1% 3/20/30	JPY	15,400,000	100,677
0.1% 6/20/30	JPY	393,950,000	2,568,109
0.1% 9/20/30	JPY	362,600,000	2,356,730
0.2% 12/20/27	JPY	169,000,000	1,128,514
0.2% 6/20/28	JPY	54,650,000	363,757
0.2% 3/20/32	JPY	28,000,000	180,158
0.2% 6/20/32	JPY	84,300,000	540,995
0.2% 9/20/32	JPY	53,150,000	340,090
0.2% 6/20/36	JPY	340,000,000	2,058,156
0.3% 12/20/25	JPY	821,250,000	5,525,742
0.3% 6/20/39	JPY	158,200,000	920,448
0.3% 9/20/39	JPY	56,150,000	325,053
0.3% 12/20/39	JPY	61,650,000	355,135
0.3% 6/20/46	JPY	153,200,000	785,683
0.4% 6/20/25	JPY	12,550,000	84,536
0.4% 9/20/25	JPY	44,650,000	300,945
0.4% 6/20/33	JPY	87,550,000	566,333
0.4% 3/20/36	JPY	192,500,000	1,200,459
0.4% 3/20/40	JPY	51,800,000	302,100
0.4% 6/20/40	JPY	10,450,000	60,642
0.4% 9/20/40	JPY	138,350,000	799,160
0.4% 9/20/49	JPY	5,450,000	27,154
0.4% 3/20/50	JPY	35,400,000	175,138
0.4% 3/20/56	JPY	521,900,000	2,389,516
0.5% 3/20/33	JPY	124,950,000	817,735
0.5% 9/20/36	JPY	93,750,000	587,876
0.5% 12/20/38	JPY	15,550,000	94,219
0.5% 3/20/49	JPY	10,450,000	53,977
0.6% 6/20/37	JPY	204,850,000	1,288,126
0.6% 12/20/37	JPY	6,700,000	41,824
0.6% 6/20/50	JPY	27,350,000	142,541
0.7% 3/20/37	JPY	22,050,000	140,954
0.7% 9/20/38	JPY	1,033,250,000	6,475,997
0.7% 6/20/48	JPY	13,100,000	72,099
0.7% 12/20/48	JPY	10,800,000	59,000
0.8% 3/20/42	JPY	149,000,000	903,671
0.8% 9/20/47	JPY	10,200,000	58,047
0.9% 6/20/42	JPY	345,000,000	2,122,844
0.9% 9/20/48	JPY	249,150,000	1,433,596
0.9% 3/20/57	JPY	212,650,000	1,143,022
1% 12/20/35	JPY	735,450,000	4,942,092
1% 3/20/52(Reg. S)	JPY	170,000,000	971,346
1.1% 9/20/42	JPY	219,650,000	1,395,903
1.1% 3/20/43	JPY	181,450,000	1,145,792
1.1% 6/20/43	JPY	110,150,000	693,663
1.2% 3/20/35	JPY	19,650,000	135,724
1.2% 6/20/53	JPY	98,900,000	592,222
1.3% 6/20/52	JPY	232,000,000	1,429,213
1.4% 12/20/42	JPY	193,650,000	1,291,834
1.4% 12/20/45	JPY	368,200,000	2,410,991
1.4% 9/20/52	JPY	52,050,000	328,503
1.4% 3/20/53	JPY	110,700,000	697,490
1.4% 3/20/55	JPY	5,500,000	34,467
1.6% 6/20/30	JPY	4,600,000	33,031
1.6% 3/20/33	JPY	4,300,000	31,046
1.6% 12/20/52	JPY	170,150,000	1,125,263
1.9% 3/20/53	JPY	42,450,000	300,616
2% 3/20/42	JPY	110,000,000	810,323
2.3% 5/20/32	JPY	1,000,000	7,597
TOTAL JAPAN			78,702,028
Korea (South) - 2.1%
Korean Republic:
1.125% 9/10/25	KRW	359,480,000	252,190
1.125% 9/10/39	KRW	321,370,000	157,302
1.25% 3/10/26	KRW	2,172,900,000	1,509,063
1.375% 9/10/24	KRW	836,330,000	605,387
1.375% 12/10/29	KRW	41,420,000	26,339
1.375% 6/10/30	KRW	368,030,000	231,205
1.5% 12/10/26	KRW	32,000,000	21,974
1.5% 12/10/30	KRW	1,148,560,000	719,431
1.5% 9/10/40	KRW	2,069,710,000	1,062,304
1.875% 3/10/51	KRW	2,378,220,000	1,152,242
2% 6/10/31	KRW	1,103,570,000	710,155
2% 3/10/49	KRW	381,850,000	194,298
2.125% 6/10/27	KRW	1,520,000,000	1,055,555
2.125% 3/10/47	KRW	29,200,000	15,555
2.25% 6/10/25	KRW	150,000,000	108,077
2.375% 12/10/27	KRW	50,660,000	35,247
2.375% 12/10/28	KRW	514,930,000	352,532
2.375% 12/10/31	KRW	600,000,000	393,766
2.375% 9/10/38	KRW	415,730,000	250,672
2.5% 3/10/52	KRW	1,040,000,000	581,019
2.625% 6/10/28	KRW	940,310,000	656,279
2.625% 3/10/48	KRW	622,670,000	364,595
3.25% 3/10/28	KRW	1,690,020,000	1,215,799
3.25% 6/10/33	KRW	613,510,000	424,074
3.25% 9/10/42	KRW	1,205,650,000	805,716
3.25% 3/10/53	KRW	1,499,990,000	979,605
3.375% 6/10/32	KRW	838,210,000	590,557
TOTAL KOREA (SOUTH)			14,470,938
Latvia - 0.1%
Latvian Republic:
1.125% 5/30/28 (Reg. S)	EUR	330,000	305,421
1.375% 9/23/25 (Reg. S)	EUR	100,000	99,970
2.875% 4/30/24 (Reg. S)	EUR	319,000	334,875
TOTAL LATVIA			740,266
Lithuania - 0.0%
Lithuanian Republic:
0.5% 6/19/29 (Reg. S)	EUR	32,000	27,228
2.1% 5/26/47 (Reg. S)	EUR	110,000	83,623
2.125% 10/22/35 (Reg. S)	EUR	57,000	49,001
3.875% 6/14/33(Reg. S)	EUR	90,000	92,607
TOTAL LITHUANIA			252,459
Luxembourg - 0.1%
Grand Duchy of Luxembourg:
0% 4/28/25 (Reg. S)	EUR	35,000	34,978
0% 11/13/26 (Reg. S)	EUR	230,000	219,697
0% 9/14/32 (Reg. S)	EUR	210,000	166,082
TOTAL LUXEMBOURG			420,757
Malaysia - 0.7%
Malaysian Government:
3.519% 4/20/28	MYR	4,960,000	1,046,837
3.582% 7/15/32	MYR	2,240,000	463,286
3.757% 5/22/40	MYR	2,310,000	462,413
3.828% 7/5/34	MYR	420,000	87,631
3.899% 11/16/27	MYR	3,032,000	650,667
3.9% 11/30/26	MYR	2,999,000	644,134
3.906% 7/15/26	MYR	171,000	36,758
4.059% 9/30/24	MYR	219,000	46,995
4.065% 6/15/50	MYR	2,823,000	562,381
4.119% 11/30/34	MYR	831,000	177,556
4.128% 8/15/25	MYR	405,000	87,265
4.504% 4/30/29	MYR	560,000	122,895
4.696% 10/15/42	MYR	950,000	212,301
4.724% 6/15/33	MYR	2,083,000	467,721
4.736% 3/15/46	MYR	90,000	19,970
4.921% 7/6/48	MYR	50,000	11,384
4.935% 9/30/43	MYR	150,000	34,250
TOTAL MALAYSIA			5,134,444
Mexico - 0.7%
United Mexican States:
1.125% 1/17/30	EUR	100,000	84,719
2.125% 10/25/51	EUR	100,000	53,926
2.25% 8/12/36	EUR	130,000	96,463
2.875% 4/8/39	EUR	185,000	138,631
5.5% 3/4/27	MXN	19,600,000	970,367
5.75% 3/5/26	MXN	26,769,000	1,377,857
7.5% 6/3/27	MXN	2,000,000	104,899
7.5% 5/26/33	MXN	10,860,000	531,141
7.75% 11/13/42	MXN	8,000,000	371,467
8% 11/7/47	MXN	13,363,000	633,068
8.5% 5/31/29	MXN	10,000,000	538,122
TOTAL MEXICO			4,900,660
Multi-National - 0.3%
European Stability Mechanism 0.5% 3/5/29 (Reg. S)	EUR	2,229,000	2,030,809
Netherlands - 1.1%
Dutch Government:
0% 1/15/24(Reg. S) (c)	EUR	15,000	15,690
0% 1/15/27 (Reg. S) (c)	EUR	1,052,000	1,008,011
0% 7/15/30 (Reg. S) (c)	EUR	168,000	145,116
0% 1/15/52 (Reg. S) (c)	EUR	625,000	272,226
0.25% 7/15/25 (c)	EUR	91,000	91,259
0.25% 7/15/29(Reg. S) (c)	EUR	1,336,000	1,208,289
0.5% 7/15/26(Reg. S) (c)	EUR	714,000	703,405
0.5% 7/15/32 (Reg. S) (c)	EUR	1,061,000	899,157
0.5% 1/15/40 (Reg. S) (c)	EUR	1,722,000	1,187,686
0.75% 7/15/27 (Reg. S) (c)	EUR	866,000	842,909
0.75% 7/15/28 (c)	EUR	740,000	704,598
2.5% 1/15/33 (c)	EUR	80,000	80,401
2.5% 7/15/33(Reg. S) (c)	EUR	480,000	479,259
3.75% 1/15/42 (c)	EUR	130,000	145,780
4% 1/15/37 (c)	EUR	30,000	34,180
TOTAL NETHERLANDS			7,817,966
New Zealand - 0.2%
New Zealand Government:
1.5% 5/15/31	NZD	2,032,000	930,728
1.75% 5/15/41	NZD	582,000	201,462
2.75% 4/15/25	NZD	485,000	278,075
2.75% 4/15/37 (Reg. S)	NZD	410,000	182,381
TOTAL NEW ZEALAND			1,592,646
Norway - 0.3%
Kingdom of Norway:
1.5% 2/19/26 (Reg. S) (c)	NOK	9,430,000	829,113
1.75% 3/13/25 (Reg. S) (c)	NOK	7,640,000	689,336
1.75% 2/17/27 (Reg. S) (c)	NOK	8,340,000	721,449
3% 3/14/24 (c)	NOK	220,000	20,441
TOTAL NORWAY			2,260,339
Peru - 0.2%
Peruvian Republic:
5.4% 8/12/34(Reg. S)	PEN	550,000	124,159
5.94% 2/12/29	PEN	956,000	244,959
6.15% 8/12/32	PEN	2,364,000	581,129
6.7142% 2/12/55	PEN	500,000	119,589
TOTAL PERU			1,069,836
Poland - 0.5%
Polish Government:
0% 2/10/25 (Reg. S)	EUR	41,000	40,811
0.75% 4/25/25	PLN	830,000	178,355
1% 3/7/29 (Reg. S)	EUR	309,000	284,168
1.25% 10/25/30	PLN	396,000	68,476
1.75% 4/25/32	PLN	3,150,000	525,917
2% 3/8/49 (Reg. S)	EUR	17,000	11,350
2.5% 7/25/27	PLN	3,047,000	635,151
2.75% 10/25/29	PLN	2,390,000	474,898
3.25% 7/25/25	PLN	3,810,000	846,674
3.875% 2/14/33 (Reg. S)	EUR	220,000	224,477
4% 10/25/23	PLN	97,000	22,184
4% 4/25/47	PLN	96,000	16,436
TOTAL POLAND			3,328,897
Portugal - 0.5%
Portugal Obrigacoes Do Tesouro:
0.475% 10/18/30 (Reg. S) (c)	EUR	258,000	223,742
0.7% 10/15/27 (Reg. S) (c)	EUR	350,000	336,058
0.9% 10/12/35 (Reg. S) (c)	EUR	734,000	558,161
1% 4/12/52 (Reg. S) (c)	EUR	220,000	111,520
1.65% 7/16/32 (Reg. S) (c)	EUR	3,000	2,716
1.95% 6/15/29 (Reg. S) (c)	EUR	458,000	451,087
2.875% 10/15/25 (Reg. S) (c)	EUR	22,000	23,096
2.875% 7/21/26(Reg. S) (c)	EUR	33,000	34,666
3.875% 2/15/30(Reg. S) (c)	EUR	760,000	828,901
4.125% 4/14/27 (Reg. S) (c)	EUR	524,000	570,739
Portuguese Republic 2.25% 4/18/34 (c)	EUR	260,000	239,538
TOTAL PORTUGAL			3,380,224
Romania - 0.4%
Romanian Republic:
1.375% 12/2/29(Reg. S)	EUR	567,000	459,271
2.125% 3/7/28(Reg. S)	EUR	470,000	430,526
2.5% 10/25/27	RON	2,330,000	424,974
2.875% 5/26/28 (Reg. S)	EUR	32,000	30,249
2.875% 4/13/42(Reg. S)	EUR	60,000	37,069
3.375% 1/28/50 (Reg. S)	EUR	54,000	33,594
3.5% 11/25/25	RON	4,230,000	850,127
3.75% 2/7/34(Reg. S)	EUR	110,000	91,471
4.125% 3/11/39	EUR	145,000	115,204
7.2% 10/30/33	RON	1,360,000	291,711
TOTAL ROMANIA			2,764,196
Russia - 0.0%
Ministry of Finance of the Russian Federation 7.6% (f)(g)	RUB	4,237,000	0
Saudi Arabia - 0.0%
Kingdom of Saudi Arabia 2% 7/9/39 (Reg. S)	EUR	163,000	119,924
Singapore - 0.4%
Republic of Singapore:
, yield at date of purchase 2.3106% to 2.7941% 10/1/51	SGD	330,000	186,903
1.625% 7/1/31	SGD	520,000	334,557
2.125% 6/1/26	SGD	271,000	190,664
2.25% 8/1/36	SGD	768,000	497,206
2.375% 7/1/39	SGD	325,000	211,036
2.625% 5/1/28	SGD	1,016,000	720,713
2.625% 8/1/32	SGD	310,000	213,621
2.75% 4/1/42	SGD	160,000	109,267
2.75% 3/1/46	SGD	20,000	13,584
TOTAL SINGAPORE			2,477,551
Slovakia - 0.2%
Slovakia Republic:
0.125% 6/17/27 (Reg. S)	EUR	288,000	266,104
0.25% 5/14/25 (Reg. S)	EUR	84,000	83,934
0.75% 4/9/30 (Reg. S)	EUR	400,000	346,535
1% 10/9/30 (Reg. S)	EUR	110,000	95,272
1.625% 1/21/31 (Reg. S)	EUR	348,000	312,341
1.875% 3/9/37 (Reg. S)	EUR	185,000	145,632
TOTAL SLOVAKIA			1,249,818
Slovenia - 0.1%
Republic of Slovenia:
0.125% 7/1/31(Reg. S)	EUR	288,000	232,617
1.1875% 3/14/29 (Reg. S)	EUR	110,000	102,137
1.25% 3/22/27 (Reg. S)	EUR	84,000	81,973
1.75% 11/3/40 (Reg. S)	EUR	89,000	65,874
2.125% 7/28/25 (Reg. S)	EUR	64,000	66,150
2.25% 3/3/32 (Reg. S)	EUR	230,000	217,859
3.625% 3/11/33(Reg. S)	EUR	110,000	115,564
TOTAL SLOVENIA			882,174
Spain - 3.5%
Junta de Andalucia 0.5% 4/30/31 (Reg. S)	EUR	180,000	147,307
Spanish Kingdom:
0% 5/31/24	EUR	4,000	4,123
0% 5/31/25	EUR	920,000	917,276
0% 1/31/26	EUR	3,427,000	3,343,789
0% 1/31/27	EUR	880,000	830,046
0% 1/31/28	EUR	680,000	620,043
0.5% 4/30/30 (Reg. S) (c)	EUR	143,000	124,192
0.5% 10/31/31 (Reg. S) (c)	EUR	976,000	803,745
0.6% 10/31/29 (Reg. S) (c)	EUR	574,000	510,182
0.7% 4/30/32 (Reg. S) (c)	EUR	140,000	115,354
0.8% 7/30/27 (Reg. S) (c)	EUR	1,203,000	1,151,680
0.85% 7/30/37 (Reg. S) (c)	EUR	1,258,000	871,924
1% 7/30/42(Reg. S) (c)	EUR	171,000	104,184
1% 10/31/50 (Reg. S) (c)	EUR	1,856,000	917,551
1.2% 10/31/40 (Reg. S) (c)	EUR	2,179,000	1,447,438
1.25% 10/31/30 (Reg. S) (c)	EUR	1,376,000	1,240,840
1.3% 10/31/26 (c)	EUR	150,000	148,704
1.4% 4/30/28 (Reg. S) (c)	EUR	100,000	96,570
1.45% 10/31/27 (c)	EUR	100,000	97,710
1.45% 4/30/29 (Reg. S) (c)	EUR	2,826,000	2,678,612
1.5% 4/30/27 (Reg. S) (c)	EUR	157,000	155,162
1.6% 4/30/25 (c)	EUR	243,000	249,203
1.85% 7/30/35 (Reg. S) (c)	EUR	480,000	405,417
1.9% 10/31/52 (Reg. S) (c)	EUR	600,000	370,359
1.95% 4/30/26 (Reg. S) (c)	EUR	2,222,000	2,261,838
1.95% 7/30/30 (Reg. S) (c)	EUR	26,000	24,752
2.15% 10/31/25 (Reg. S) (c)	EUR	44,000	45,306
2.35% 7/30/33 (Reg. S) (c)	EUR	292,000	270,847
2.55% 10/31/32(Reg. S) (c)	EUR	2,490,000	2,381,928
2.7% 10/31/48 (c)	EUR	189,000	148,267
2.8% 5/31/26	EUR	530,000	550,290
3.15% 4/30/33 (Reg. S) (c)	EUR	510,000	508,666
3.45% 7/30/43(Reg. S) (c)	EUR	820,000	759,798
5.15% 10/31/28 (c)	EUR	80,000	90,944
TOTAL SPAIN			24,394,047
Sweden - 0.2%
Sweden Kingdom:
0.5% 11/24/45	SEK	2,680,000	145,701
0.75% 5/12/28	SEK	13,880,000	1,145,710
1.75% 11/11/33(Reg. S)	SEK	2,500,000	205,372
TOTAL SWEDEN			1,496,783
Switzerland - 0.7%
Switzerland Confederation:
0% 6/22/29 (Reg. S)	CHF	942,000	969,475
0% 6/26/34 (Reg. S)	CHF	24,000	23,311
0% 7/24/39 (Reg. S)	CHF	273,000	249,591
0.5% 5/24/55(Reg. S)	CHF	150,000	137,884
1.25% 5/28/26	CHF	1,625,000	1,779,719
1.5% 4/30/42	CHF	200,000	232,156
3.5% 4/8/33	CHF	1,085,000	1,441,379
TOTAL SWITZERLAND			4,833,515
Thailand - 0.8%
Kingdom of Thailand:
0.95% 6/17/25	THB	36,870,000	976,633
1.45% 12/17/24	THB	5,595,000	150,211
1.6% 12/17/29	THB	12,408,000	312,864
1.6% 6/17/35	THB	14,678,000	334,466
2% 6/17/42	THB	7,800,000	166,627
2.125% 12/17/26	THB	69,582,000	1,862,992
2.75% 6/17/52	THB	16,137,000	366,843
2.875% 6/17/46	THB	9,832,000	234,231
3.3% 6/17/38	THB	13,193,000	351,588
3.4% 6/17/36	THB	3,260,000	89,336
3.65% 6/20/31	THB	6,884,000	194,540
3.775% 6/25/32	THB	13,170,000	375,412
3.85% 12/12/25	THB	1,091,000	30,506
TOTAL THAILAND			5,446,249
United Kingdom - 2.6%
United Kingdom, Great Britain and Northern Ireland:
0.25% 7/31/31 (Reg. S)	GBP	1,617,000	1,444,085
0.375% 10/22/30 (Reg. S)	GBP	1,397,000	1,301,848
0.5% 1/31/29(Reg. S)	GBP	872,000	870,280
0.625% 7/31/35 (Reg. S)	GBP	2,162,000	1,696,622
0.625% 10/22/50 (Reg. S)	GBP	1,885,000	848,972
0.875% 1/31/46 (Reg. S)	GBP	665,000	374,260
1.25% 7/22/27	GBP	42,000	45,727
1.25% 10/22/41 (Reg. S)	GBP	4,399,076	3,089,962
1.25% 7/31/51(Reg. S)	GBP	2,070,000	1,146,794
1.5% 7/22/47	GBP	195,000	125,721
1.625% 10/22/28	GBP	1,247,000	1,340,627
1.625% 10/22/54 (Reg. S)	GBP	409,000	243,662
1.75% 9/7/37 (Reg. S)	GBP	7,000	6,005
1.75% 1/22/49(Reg. S)	GBP	742,000	498,535
1.75% 7/22/57 (Reg. S)	GBP	1,444,000	876,191
3.25% 1/31/33(Reg. S)	GBP	1,500,000	1,668,325
3.75% 10/22/53(Reg. S)	GBP	1,500,000	1,506,030
4.25% 9/7/39	GBP	13,000	14,973
4.25% 12/7/40	GBP	19,000	21,731
4.25% 12/7/55	GBP	30,000	33,133
4.5% 6/7/28	GBP	290,000	353,911
4.5% 12/7/42	GBP	330,000	386,729
TOTAL UNITED KINGDOM			17,894,123
TOTAL GOVERNMENT OBLIGATIONS (Cost $576,650,045)			475,629,739

Supranational Obligations - 3.8%
		Principal Amount (a)	Value ($)
African Development Bank:
0.125% 10/7/26	EUR	41,000	39,233
0.875% 5/24/28	EUR	87,000	82,124
1.1% 12/16/26	AUD	260,000	149,335
1.125% 6/18/25 (Reg. S)	GBP	80,000	91,071
Agence Francaise de Developpement:
0% 3/25/25 (Reg. S)	EUR	1,600,000	1,600,582
0.125% 9/29/31	EUR	200,000	160,053
Asian Development Bank:
1.125% 12/15/25	GBP	32,000	35,850
1.375% 3/7/25	GBP	25,000	28,891
1.625% 1/28/25	CAD	290,000	203,710
2.45% 1/17/24	AUD	65,000	41,575
3.3% 8/8/28 (Reg. S)	AUD	55,000	33,154
3.7% 6/17/25	AUD	430,000	272,644
4.65% 2/16/27	CAD	700,000	512,086
Corporacion Andina de Fomento 1.625% 6/3/25 (Reg. S)	EUR	198,000	199,775
Council of Europe Development Bank 0% 4/9/27 (Reg. S)	EUR	33,000	30,996
European Financial Stability Facility:
0% 10/13/27 (Reg. S)	EUR	85,000	78,611
0.05% 10/17/29 (Reg. S)	EUR	23,000	19,985
0.05% 1/18/52	EUR	225,000	86,365
0.125% 10/17/23 (Reg. S)	EUR	250,000	263,945
0.625% 10/16/26 (Reg. S)	EUR	466,000	453,658
0.7% 1/20/50 (Reg. S)	EUR	176,000	92,840
0.75% 5/3/27 (Reg. S)	EUR	43,000	41,554
0.875% 4/10/35 (Reg. S)	EUR	610,000	481,732
1.25% 5/24/33 (Reg. S)	EUR	299,000	259,550
1.45% 9/5/40 (Reg. S)	EUR	1,125,000	854,886
European Investment Bank:
0% 6/17/27	EUR	215,000	201,568
0% 9/9/30 (Reg. S)	EUR	109,000	91,804
0.01% 5/15/41 (Reg. S)	EUR	330,000	184,305
0.05% 11/15/29 (Reg. S)	EUR	2,750,000	2,394,304
0.05% 10/13/34 (Reg. S)	EUR	1,627,000	1,183,027
0.125% 6/20/29 (Reg. S)	EUR	578,000	512,194
0.375% 7/16/25	EUR	577,000	577,555
0.375% 4/14/26 (Reg. S)	EUR	413,000	405,314
0.875% 12/15/23 (Reg. S)	GBP	145,000	175,288
1% 9/21/26 (Reg. S)	GBP	226,000	246,672
1% 4/14/32	EUR	736,000	642,297
1.125% 4/13/33 (Reg. S)	EUR	265,000	228,551
1.375% 3/7/25 (Reg. S)	GBP	504,000	583,077
1.5% 1/26/24	NOK	740,000	68,469
1.75% 7/30/24 (Reg. S)	CAD	69,000	49,357
1.75% 11/12/26 (Reg. S)	SEK	240,000	20,662
European Stability Mechanism:
0.01% 3/4/30	EUR	35,000	29,966
0.75% 3/15/27	EUR	184,000	178,272
0.75% 9/5/28 (Reg. S)	EUR	48,000	44,876
0.875% 7/18/42 (Reg. S)	EUR	266,000	170,951
1.125% 5/3/32 (Reg. S)	EUR	47,000	41,376
1.2% 5/23/33 (Reg. S)	EUR	37,000	32,082
1.625% 11/17/36 (Reg. S)	EUR	218,000	182,536
1.85% 12/1/55 (Reg. S)	EUR	186,000	124,816
European Union:
0% 11/4/25 (Reg. S)	EUR	1,426,000	1,407,335
0% 10/4/30 (Reg. S)	EUR	169,000	142,098
0% 7/4/35 (Reg. S)	EUR	1,357,000	948,845
0.1% 10/4/40 (Reg. S)	EUR	946,000	551,347
0.3% 11/4/50 (Reg. S)	EUR	562,000	254,145
0.45% 7/4/41 (Reg. S)	EUR	162,000	97,591
0.45% 5/2/46 (Reg. S)	EUR	50,000	26,992
0.8% 7/4/25 (Reg. S)	EUR	1,760,000	1,773,301
0.875% 3/11/37 (Reg. S)	EUR	100,000	74,360
1.125% 4/4/36 (Reg. S)	EUR	94,000	75,040
1.25% 4/4/33 (Reg. S)	EUR	1,418,000	1,235,145
1.25% 2/4/43 (Reg. S)	EUR	172,000	118,625
2% 10/4/27 (Reg. S)	EUR	860,000	863,344
2.5% 10/4/52 (Reg. S)	EUR	380,000	306,428
3% 3/4/53 (Reg. S)	EUR	840,000	747,290
Inter-American Development Bank:
1.25% 12/15/25	GBP	308,000	345,825
1.7% 10/10/24	CAD	100,000	71,053
3.15% 6/26/29	AUD	120,000	70,467
International Bank for Reconstruction & Development:
0% 1/15/27	EUR	1,828,000	1,731,843
0.01% 4/24/28	EUR	687,000	624,748
1% 12/21/29	GBP	248,000	243,828
1.2% 8/8/34	EUR	23,000	19,331
1.8% 7/26/24	CAD	7,000	5,017
2.2% 2/27/24	AUD	207,000	131,990
International Development Association 0.7% 1/17/42 (Reg. S)	EUR	207,000	131,730
International Finance Corp.:
1.375% 9/13/24	CAD	196,000	139,122
3.15% 6/26/29 (Reg. S)	AUD	90,000	53,009
Nordic Investment Bank 1.125% 12/15/23 (Reg. S)	GBP	40,000	48,378
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $33,516,492)			26,721,751

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
France - 0.1%
Engie SA:
1.5% (Reg. S) (b)(h)	EUR	300,000	260,145
1.625% (Reg. S) (b)(h)	EUR	300,000	295,001
TotalEnergies SE 2.125% (Reg. S) (b)(h)	EUR	160,000	121,584
Veolia Environnement SA 1.625% (Reg. S) (b)(h)	EUR	100,000	92,271
TOTAL FRANCE			769,001
Germany - 0.0%
Aroundtown SA 3.375% (Reg. S) (b)(h)	EUR	100,000	45,618
Italy - 0.0%
Enel SpA 1.375% (Reg. S) (b)(h)	EUR	150,000	130,061
Eni SpA 3.375% (Reg. S) (b)(h)	EUR	110,000	97,690
TOTAL ITALY			227,751
Spain - 0.1%
Iberdrola Finanzas SAU 1.575% (Reg. S) (b)(h)	EUR	100,000	89,023
Iberdrola International BV:
1.825% (Reg. S) (b)(h)	EUR	100,000	81,793
2.625% (Reg. S) (b)(h)	EUR	100,000	104,229
3.25% (Reg. S) (b)(h)	EUR	100,000	102,765
Repsol International Finance BV 4.247% (b)(h)	EUR	100,000	96,200
TOTAL SPAIN			474,010
United Kingdom - 0.0%
SSE PLC 3.74% (Reg. S) (b)(h)	GBP	216,000	238,899
TOTAL PREFERRED SECURITIES (Cost $1,810,266)			1,755,279

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i) (Cost $765,713)	765,560	765,713

TOTAL INVESTMENT IN SECURITIES - 97.9% (Cost $823,398,473)	685,049,600
NET OTHER ASSETS (LIABILITIES) - 2.1%	14,480,354
NET ASSETS - 100.0%	699,529,954

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	25	Dec 2023	3,059,417	(27,372)	(27,372)
ICE Long Gilt Contracts (United Kingdom)	12	Dec 2023	1,378,615	8,133	8,133

TOTAL FUTURES CONTRACTS					(19,239)
The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	5,285,387	EUR	5,000,000	JPMorgan Chase Bank, N.A.	10/02/23	(864)
AUD	30,592,535	USD	19,625,111	BNP Paribas S.A.	10/03/23	44,359
AUD	961,783	USD	620,030	Canadian Imperial Bk. of Comm.	10/03/23	(1,651)
AUD	1,065,000	USD	689,307	Canadian Imperial Bk. of Comm.	10/03/23	(4,565)
CAD	47,427,735	USD	35,173,212	BNP Paribas S.A.	10/03/23	(254,946)
CAD	1,991,000	USD	1,459,441	State Street Bank and Trust Co	10/03/23	6,416
CHF	7,704,000	USD	8,405,250	Citibank, N. A.	10/03/23	11,203
CLP	558,381,000	USD	617,678	Bank of America, N.A.	10/03/23	10,669
COP	9,014,300,000	USD	2,198,610	Bank of America, N.A.	10/03/23	10,750
CZK	49,825,000	USD	2,155,345	JPMorgan Chase Bank, N.A.	10/03/23	4,100
DKK	10,302,000	USD	1,459,383	Goldman Sachs Bank USA	10/03/23	972
EUR	307,554,000	USD	324,561,736	Bank of America, N.A.	10/03/23	599,731
EUR	1,310,000	USD	1,406,071	Bank of America, N.A.	10/03/23	(21,073)
EUR	1,127,000	USD	1,207,480	Brown Brothers Harriman & Co	10/03/23	(15,959)
EUR	125,000	USD	132,283	Royal Bank of Canada	10/03/23	(126)
GBP	866,000	USD	1,056,754	Canadian Imperial Bk. of Comm.	10/03/23	(147)
GBP	171,000	USD	213,296	Canadian Imperial Bk. of Comm.	10/03/23	(4,659)
GBP	36,143,000	USD	44,061,931	State Street Bank and Trust Co	10/03/23	36,143
HKD	814,675	USD	104,072	State Street Bank and Trust Co	10/03/23	(39)
HUF	387,819,000	USD	1,039,161	Canadian Imperial Bk. of Comm.	10/03/23	13,796
IDR	86,374,200,000	USD	5,562,839	BNP Paribas S.A.	10/03/23	25,916
IDR	86,374,200,000	USD	5,577,207	Bank of America, N.A.	10/03/23	11,548
ILS	832,000	USD	216,359	Brown Brothers Harriman & Co	10/03/23	1,767
ILS	4,951,000	USD	1,289,392	HSBC Bank	10/03/23	8,618
JPY	202,355,059	USD	1,354,600	BNP Paribas S.A.	10/03/23	(511)
JPY	15,800,000	USD	108,938	JPMorgan Chase Bank, N.A.	10/03/23	(3,210)
JPY	11,675,991,225	USD	78,173,482	Royal Bank of Canada	10/03/23	(41,849)
MXN	100,578,697	USD	5,675,150	Royal Bank of Canada	10/03/23	96,114
MYR	23,019,000	USD	4,906,533	Goldman Sachs Bank USA	10/03/23	(3,919)
MYR	23,019,000	USD	4,897,660	Goldman Sachs Bank USA	10/03/23	4,955
NOK	25,175,000	USD	2,345,351	State Street Bank and Trust Co	10/03/23	8,189
NZD	2,777,500	USD	1,655,390	State Street Bank and Trust Co	10/03/23	9,305
PEN	4,228,000	USD	1,113,511	Bank of America, N.A.	10/03/23	2,822
PEN	4,228,000	USD	1,114,714	Citibank, N. A.	10/03/23	1,619
PLN	12,294,000	USD	2,796,282	State Street Bank and Trust Co	10/03/23	17,860
RON	7,725,000	USD	1,636,214	JPMorgan Chase Bank, N.A.	10/03/23	5,743
SEK	68,446,200	USD	6,240,508	HSBC Bank	10/03/23	24,275
SGD	3,466,706	USD	2,534,513	State Street Bank and Trust Co	10/03/23	1,483
THB	204,118,000	USD	5,578,519	JPMorgan Chase Bank, N.A.	10/03/23	3,432
USD	20,598,610	AUD	31,687,000	BNP Paribas S.A.	10/03/23	225,453
USD	122,417	CAD	166,455	BNP Paribas S.A.	10/03/23	(134)
USD	36,441,706	CAD	49,267,000	Goldman Sachs Bank USA	10/03/23	169,297
USD	8,555,501	CHF	7,474,000	BNP Paribas S.A.	10/03/23	390,318
USD	261,187	CHF	230,000	Goldman Sachs Bank USA	10/03/23	9,917
USD	346,945	CHF	317,306	HSBC Bank	10/03/23	296
USD	655,662	CLP	558,381,000	Citibank, N. A.	10/03/23	27,314
USD	2,168,995	COP	9,014,300,000	Citibank, N. A.	10/03/23	(40,365)
USD	2,190,473	CZK	48,338,000	Bank of America, N.A.	10/03/23	95,475
USD	37,751	CZK	869,668	Brown Brothers Harriman & Co	10/03/23	59
USD	66,945	CZK	1,487,000	Brown Brothers Harriman & Co	10/03/23	2,497
USD	1,514,307	DKK	10,302,000	Bank of America, N.A.	10/03/23	53,953
USD	10,619,839	EUR	9,775,000	BNP Paribas S.A.	10/03/23	285,220
USD	1,635,490	EUR	1,523,000	BNP Paribas S.A.	10/03/23	25,298
USD	328,288,660	EUR	299,354,000	Bank of America, N.A.	10/03/23	11,796,642
USD	581,638	GBP	459,000	Bank of America, N.A.	10/03/23	21,613
USD	45,707,884	GBP	35,909,000	State Street Bank and Trust Co	10/03/23	1,895,313
USD	105,060	HKD	823,000	Goldman Sachs Bank USA	10/03/23	(36)
USD	1,112,402	HUF	387,819,000	State Street Bank and Trust Co	10/03/23	59,445
USD	5,577,207	IDR	86,374,200,000	BNP Paribas S.A.	10/03/23	(11,548)
USD	5,650,173	IDR	86,374,200,000	Bank of America, N.A.	10/03/23	61,419
USD	1,533,505	ILS	5,783,000	Bank of America, N.A.	10/03/23	17,368
USD	80,666,887	JPY	11,707,750,000	Royal Bank of Canada	10/03/23	2,322,736
USD	73,608	MXN	1,259,000	Brown Brothers Harriman & Co	10/03/23	1,366
USD	985,563	MXN	17,184,182	State Street Bank and Trust Co	10/03/23	(475)
USD	6,011,439	MXN	101,354,000	State Street Bank and Trust Co	10/03/23	195,688
USD	4,906,533	MYR	23,019,000	Goldman Sachs Bank USA	10/03/23	3,919
USD	4,952,985	MYR	23,019,000	Goldman Sachs Bank USA	10/03/23	50,371
USD	2,385,973	NOK	25,175,000	HSBC Bank	10/03/23	32,433
USD	1,469,367	NZD	2,455,000	Bank of America, N.A.	10/03/23	(2,038)
USD	192,064	NZD	323,000	Goldman Sachs Bank USA	10/03/23	(1,526)
USD	1,114,714	PEN	4,228,000	Bank of America, N.A.	10/03/23	(1,619)
USD	1,142,888	PEN	4,228,000	Citibank, N. A.	10/03/23	26,555
USD	3,004,500	PLN	12,294,000	HSBC Bank	10/03/23	190,358
USD	205,062	RON	935,000	Brown Brothers Harriman & Co	10/03/23	6,327
USD	1,501,868	RON	6,790,000	Goldman Sachs Bank USA	10/03/23	58,646
USD	6,354,324	SEK	68,641,000	HSBC Bank	10/03/23	71,712
USD	296,281	SGD	400,000	Brown Brothers Harriman & Co	10/03/23	3,670
USD	2,279,485	SGD	3,072,000	State Street Bank and Trust Co	10/03/23	32,228
USD	5,803,753	THB	204,118,000	JPMorgan Chase Bank, N.A.	10/03/23	221,802
KRW	19,937,400,000	USD	14,725,903	Bank of America, N.A.	10/04/23	15,890
KRW	19,937,400,000	USD	14,754,237	Bank of America, N.A.	10/04/23	(12,443)
USD	15,058,459	KRW	19,937,400,000	Bank of America, N.A.	10/04/23	316,666
USD	14,754,237	KRW	19,937,400,000	Bank of America, N.A.	10/04/23	12,443
CNY	921,793,000	USD	128,562,483	BNP Paribas S.A.	10/10/23	(2,230,848)
CNY	877,240,000	USD	122,181,676	BNP Paribas S.A.	10/10/23	(1,956,026)
CNY	13,803,000	USD	1,922,477	Bank of America, N.A.	10/10/23	(30,777)
CNY	30,750,000	USD	4,282,849	State Street Bank and Trust Co	10/10/23	(68,565)
USD	120,928,566	CNY	877,240,000	BNP Paribas S.A.	10/10/23	702,915
USD	128,387,002	CNY	921,793,000	BNP Paribas S.A.	10/10/23	2,055,368
USD	1,910,185	CNY	13,803,000	Bank of America, N.A.	10/10/23	18,486
USD	4,255,466	CNY	30,750,000	State Street Bank and Trust Co	10/10/23	41,182
CAD	1,475,000	USD	1,091,002	BNP Paribas S.A.	11/02/23	(4,580)
CHF	426,000	USD	467,270	HSBC Bank	11/02/23	(341)
CZK	1,593,000	USD	69,066	Brown Brothers Harriman & Co	11/02/23	(111)
EUR	4,998,000	USD	5,289,995	JPMorgan Chase Bank, N.A.	11/02/23	876
EUR	8,103,000	USD	8,585,671	Royal Bank of Canada	11/02/23	(7,856)
USD	19,664,866	AUD	30,623,000	BNP Paribas S.A.	11/02/23	(46,394)
USD	314,927	AUD	488,000	Canadian Imperial Bk. of Comm.	11/02/23	814
USD	35,259,247	CAD	47,524,000	BNP Paribas S.A.	11/02/23	255,095
USD	8,449,375	CHF	7,720,000	Citibank, N. A.	11/02/23	(12,336)
USD	595,487	CLP	539,898,000	Bank of America, N.A.	11/02/23	(10,711)
USD	127,731,932	CNY	922,199,000	BNP Paribas S.A.	11/02/23	1,066,684
USD	2,173,628	COP	8,992,300,000	Bank of America, N.A.	11/02/23	(10,002)
USD	2,157,256	CZK	49,929,000	JPMorgan Chase Bank, N.A.	11/02/23	(3,969)
USD	1,464,993	DKK	10,326,000	Goldman Sachs Bank USA	11/02/23	(1,114)
USD	324,996,652	EUR	307,591,000	Bank of America, N.A.	11/02/23	(618,412)
USD	510,167	GBP	418,000	Canadian Imperial Bk. of Comm.	11/02/23	68
USD	44,378,152	GBP	36,396,000	State Street Bank and Trust Co	11/02/23	(37,088)
USD	103,522	HKD	810,000	State Street Bank and Trust Co	11/02/23	12
USD	1,059,394	HUF	397,641,000	Canadian Imperial Bk. of Comm.	11/02/23	(13,965)
USD	5,508,198	IDR	85,597,400,000	BNP Paribas S.A.	11/02/23	(29,981)
USD	1,290,471	ILS	4,948,000	HSBC Bank	11/02/23	(8,592)
USD	917,798	JPY	136,450,000	BNP Paribas S.A.	11/02/23	(246)
USD	78,404,305	JPY	11,654,800,000	Royal Bank of Canada	11/02/23	(9,864)
USD	14,871,979	KRW	20,120,300,000	Bank of America, N.A.	11/02/23	(29,022)
USD	5,275,341	MYR	24,773,000	Goldman Sachs Bank USA	11/02/23	(11,991)
USD	2,364,373	NOK	25,358,000	State Street Bank and Trust Co	11/02/23	(8,307)
USD	1,656,265	NZD	2,779,000	State Street Bank and Trust Co	11/02/23	(9,340)
USD	1,116,835	PEN	4,249,000	Bank of America, N.A.	11/02/23	(2,973)
USD	2,794,127	PLN	12,295,000	State Street Bank and Trust Co	11/02/23	(17,774)
USD	1,638,702	RON	7,742,000	JPMorgan Chase Bank, N.A.	11/02/23	(5,786)
USD	6,234,852	SEK	68,300,000	HSBC Bank	11/02/23	(24,349)
USD	2,533,697	SGD	3,461,000	State Street Bank and Trust Co	11/02/23	(1,565)
USD	5,634,460	THB	205,855,000	JPMorgan Chase Bank, N.A.	11/02/23	(9,849)
MXN	19,591,000	USD	1,117,818	State Street Bank and Trust Co	11/03/23	263
USD	5,668,714	MXN	100,987,000	Royal Bank of Canada	11/03/23	(94,729)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						18,062,090
Unrealized Appreciation						23,803,255
Unrealized Depreciation						(5,741,165)

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HKD	-	Hong Kong dollar
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PEN	-	Peruvian new sol
PLN	-	Polish zloty
RON	-	Romanian leu (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,127,784 or 10.5% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $166,611.
(f)	Non-income producing - Security is in default.
(g)	Level 3 security
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,826,784	141,998,157	144,059,228	161,798	-	-	765,713	0.0%
Total	2,826,784	141,998,157	144,059,228	161,798	-	-	765,713

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, Government Obligations, Supranational Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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